UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2006

Item 1. Reports to Stockholders

Fidelity®

Focused High Income

Fund

Semiannual Report

October 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2006 to October 31, 2006).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2006	Ending Account Value October 31, 2006	Expenses Paid During Period* May 1, 2006 to October 31, 2006
Actual	$ 1,000.00	$ 1,042.90	$ 4.38
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.92	$ 4.33

* Expenses are equal to the Fund's annualized expense ratio of .85%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Five Holdings as of October 31, 2006
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Chesapeake Energy Corp.	4.1	3.7
EchoStar DBS Corp.	3.9	3.8
MGM Mirage, Inc.	3.3	3.5
Freescale Semiconductor, Inc.	2.8	2.5
Xerox Capital Trust I	2.8	2.1
	16.9
Top Five Market Sectors as of October 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Technology	13.5	9.5
Gaming	9.0	8.5
Energy	7.7	7.6
Electric Utilities	6.0	7.6
Telecommunications	5.6	4.7
Quality Diversification (% of fund's net assets)
As of October 31, 2006	As of April 30, 2006
AAA,AA,A 1.1%	AAA,AA,A 1.2%
BBB 1.1%	BBB 0.0%
BB 80.3%	BB 84.8%
B 10.6%	B 6.9%
Not Rated 0.4%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 6.5%	Short-Term Investments and Net Other Assets 7.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of October 31, 2006 *		As of April 30, 2006 **
	Nonconvertible Bonds 89.8%		Nonconvertible Bonds 88.9%
	Floating Rate Loans 3.7%		Floating Rate Loans 4.0%
	Short-Term Investments and Net Other Assets 6.5%		Short-Term Investments and Net Other Assets 7.1%
* Foreign investments	16.2%	** Foreign investments	13.8%

Semiannual Report

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 89.8%
	Principal Amount	Value (Note 1)
Aerospace - 2.9%
Bombardier, Inc.:
6.75% 5/1/12 (b)	$ 160,000	$ 154,400
7.45% 5/1/34 (b)	370,000	327,450
L-3 Communications Corp.:
5.875% 1/15/15	430,000	416,025
6.375% 10/15/15	140,000	138,250
7.625% 6/15/12	205,000	212,688
Orbital Sciences Corp. 9% 7/15/11	100,000	106,000
		1,354,813
Air Transportation - 2.4%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	445,000	446,113
6.977% 11/23/22	270,364	262,929
7.324% 4/15/11	80,000	80,400
8.608% 10/1/12	20,000	21,000
Continental Airlines, Inc.:
7.875% 7/2/18	84,774	85,410
9.558% 9/1/19	45,725	48,926
Continental Airlines, Inc. pass thru trust certificates:
7.566% 9/15/21	25,285	25,158
7.73% 9/15/12	13,167	13,002
9.798% 4/1/21	134,785	144,894
		1,127,832
Automotive - 2.8%
General Motors Acceptance Corp.:
5.625% 5/15/09	140,000	137,282
6.125% 2/1/07	70,000	69,947
6.75% 12/1/14	125,000	123,125
6.875% 9/15/11	145,000	145,363
8% 11/1/31	785,000	836,025
		1,311,742
Banks and Thrifts - 1.1%
Western Financial Bank 9.625% 5/15/12	470,000	517,457
Building Materials - 1.0%
Anixter International, Inc. 5.95% 3/1/15	530,000	491,575
Cable TV - 3.9%
EchoStar DBS Corp.:
5.75% 10/1/08	1,020,000	1,013,625
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Cable TV - continued
EchoStar DBS Corp.: - continued
7% 10/1/13 (b)	$ 210,000	$ 207,375
7.125% 2/1/16 (b)	615,000	601,163
		1,822,163
Capital Goods - 2.3%
Case New Holland, Inc. 7.125% 3/1/14	585,000	579,150
Leucadia National Corp. 7% 8/15/13	500,000	501,250
		1,080,400
Chemicals - 2.4%
Chemtura Corp. 6.875% 6/1/16	90,000	88,200
Equistar Chemicals LP 7.55% 2/15/26	15,000	13,538
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	140,000	145,950
10.125% 9/1/08	70,000	74,200
Millennium America, Inc.:
7.625% 11/15/26	80,000	69,600
9.25% 6/15/08	80,000	82,500
NOVA Chemicals Corp.:
7.4% 4/1/09	575,000	585,063
8.405% 11/15/13 (c)	90,000	90,900
		1,149,951
Containers - 0.0%
Ball Corp. 6.625% 3/15/18	20,000	19,650
Diversified Financial Services - 1.4%
E*TRADE Financial Corp.:
7.375% 9/15/13	120,000	122,700
7.875% 12/1/15	390,000	414,375
8% 6/15/11	105,000	108,938
		646,013
Electric Utilities - 5.8%
AES Gener SA 7.5% 3/25/14	845,000	878,800
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	750,000	750,000
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	385,000	396,550
Tenaska Alabama Partners LP 7% 6/30/21 (b)	87,226	86,572
TXU Corp. 6.5% 11/15/24	620,000	595,386
		2,707,308
Energy - 7.7%
ANR Pipeline, Inc. 9.625% 11/1/21	90,000	112,500
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Energy - continued
Chesapeake Energy Corp.:
6.5% 8/15/17	$ 780,000	$ 733,200
6.625% 1/15/16	15,000	14,550
6.875% 1/15/16	255,000	251,494
7.5% 6/15/14	200,000	203,750
7.625% 7/15/13	150,000	154,875
7.75% 1/15/15	590,000	604,750
Colorado Interstate Gas Co. 6.8% 11/15/15	195,000	197,194
El Paso Natural Gas Co. 8.375% 6/15/32	15,000	17,405
Pan American Energy LLC 7.75% 2/9/12 (b)	185,000	185,925
Pogo Producing Co. 6.875% 10/1/17	135,000	127,913
SESI LLC 6.875% 6/1/14 (b)	110,000	109,175
Southern Natural Gas Co.:
7.35% 2/15/31	320,000	332,400
8% 3/1/32	95,000	105,806
Tennessee Gas Pipeline Co.:
7% 10/15/28	90,000	90,450
7.5% 4/1/17	90,000	95,580
8.375% 6/15/32	90,000	104,850
Williams Companies, Inc. 6.375% 10/1/10 (b)	35,000	34,956
Williams Partners LP/Williams Partners Finance Corp. 7.5% 6/15/11 (b)	150,000	153,375
		3,630,148
Environmental - 1.2%
Allied Waste North America, Inc.:
5.75% 2/15/11	185,000	177,138
7.125% 5/15/16	25,000	24,688
8.5% 12/1/08	115,000	121,038
Browning-Ferris Industries, Inc. 7.4% 9/15/35	255,000	233,325
		556,189
Food and Drug Retail - 0.5%
Albertsons, Inc.:
7.45% 8/1/29	120,000	116,531
7.75% 6/15/26	70,000	69,871
8% 5/1/31	55,000	55,472
		241,874
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Food/Beverage/Tobacco - 1.6%
Reynolds American, Inc.:
7.25% 6/1/13 (b)	$ 110,000	$ 113,861
7.3% 7/15/15 (b)	605,000	625,419
		739,280
Gaming - 8.6%
Chukchansi Economic Development Authority:
8% 11/15/13 (b)	70,000	72,800
8.78% 11/15/12 (b)(c)	40,000	41,350
Mandalay Resort Group 9.375% 2/15/10	321,000	341,063
MGM Mirage, Inc.:
6% 10/1/09	915,000	903,563
6.625% 7/15/15	160,000	151,600
6.75% 9/1/12	155,000	151,125
6.75% 4/1/13	80,000	77,400
6.875% 4/1/16	280,000	265,650
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	65,000	64,431
6.375% 7/15/09	760,000	755,250
7.125% 8/15/14	40,000	40,250
8% 4/1/12	30,000	31,200
Scientific Games Corp. 6.25% 12/15/12	205,000	196,288
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	130,000	130,813
7.25% 5/1/12	445,000	447,781
Station Casinos, Inc.:
6.625% 3/15/18	100,000	88,500
6.875% 3/1/16	300,000	274,875
		4,033,939
Healthcare - 4.6%
Omega Healthcare Investors, Inc.:
7% 4/1/14	300,000	300,375
7% 1/15/16	135,000	134,561
Senior Housing Properties Trust 8.625% 1/15/12	295,000	317,863
Service Corp. International (SCI):
6.75% 4/1/16	340,000	328,100
7.375% 10/1/14 (b)	120,000	122,700
7.625% 10/1/18 (b)	90,000	91,800
7.75% 6/15/17 (b)(c)	295,000	284,675
Ventas Realty LP:
6.5% 6/1/16	325,000	319,313
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Healthcare - continued
Ventas Realty LP: - continued
6.625% 10/15/14	$ 180,000	$ 179,550
6.75% 4/1/17	100,000	100,125
		2,179,062
Homebuilding/Real Estate - 4.7%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	485,000	481,363
8.125% 6/1/12	605,000	618,613
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	25,000	23,625
6.25% 1/15/15	95,000	87,524
KB Home 7.75% 2/1/10	800,000	800,000
Technical Olympic USA, Inc. 7.5% 1/15/15	45,000	35,100
WCI Communities, Inc.:
6.625% 3/15/15	105,000	86,100
7.875% 10/1/13	65,000	54,763
		2,187,088
Hotels - 1.9%
Grupo Posadas SA de CV 8.75% 10/4/11 (b)	455,000	473,200
Host Marriott LP 7.125% 11/1/13	420,000	424,725
		897,925
Insurance - 1.4%
UnumProvident Corp. 7.375% 6/15/32	495,000	531,144
UnumProvident Finance Co. PLC 6.85% 11/15/15 (b)	110,000	114,950
		646,094
Leisure - 0.8%
Royal Caribbean Cruises Ltd.:
7% 6/15/13	155,000	157,453
yankee 7.5% 10/15/27	230,000	222,813
		380,266
Metals/Mining - 5.2%
Arch Western Finance LLC 6.75% 7/1/13	635,000	611,188
Drummond Co., Inc. 7.375% 2/15/16 (b)	295,000	280,988
FMG Finance Pty Ltd.:
9.405% 9/1/11 (b)(c)	115,000	110,688
10% 9/1/13 (b)	205,000	198,850
10.625% 9/1/16 (b)	215,000	211,775
Massey Energy Co. 6.875% 12/15/13	265,000	248,438
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Metals/Mining - continued
Peabody Energy Corp.:
7.375% 11/1/16	$ 110,000	$ 114,125
7.875% 11/1/26	155,000	160,425
Vedanta Resources PLC 6.625% 2/22/10 (b)	500,000	493,150
		2,429,627
Paper - 1.2%
Catalyst Paper Corp. 8.625% 6/15/11	313,000	313,000
Georgia-Pacific Corp.:
8% 1/15/24	50,000	50,125
8.125% 5/15/11	50,000	51,625
8.875% 5/15/31	135,000	141,075
		555,825
Publishing/Printing - 1.6%
The Reader's Digest Association, Inc. 6.5% 3/1/11	775,000	751,750
Services - 3.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14 (b)	50,000	48,875
7.75% 5/15/16 (b)	430,000	419,250
7.905% 5/15/14 (b)(c)	30,000	29,325
FTI Consulting, Inc.:
7.625% 6/15/13	320,000	322,400
7.75% 10/1/16 (b)	590,000	604,750
		1,424,600
Shipping - 2.4%
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	635,000	622,300
8.25% 3/15/13	50,000	52,750
Teekay Shipping Corp. 8.875% 7/15/11	425,000	452,625
		1,127,675
Technology - 12.6%
Freescale Semiconductor, Inc.:
6.875% 7/15/11	1,070,000	1,124,838
7.125% 7/15/14	195,000	208,894
IKON Office Solutions, Inc. 7.75% 9/15/15	540,000	562,275
Lucent Technologies, Inc.:
6.45% 3/15/29	60,000	53,700
6.5% 1/15/28	55,000	48,950
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 8.64% 12/15/11 (c)	250,000	215,000
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
Technology - continued
NXP BV:
7.875% 10/15/14 (b)	$ 200,000	$ 203,000
8.118% 10/15/13 (b)(c)	300,000	302,625
9.5% 10/15/15 (b)	190,000	190,475
Sanmina-SCI Corp.:
6.75% 3/1/13	25,000	23,375
8.125% 3/1/16	310,000	303,025
Seagate Technology HDD Holdings 6.8% 10/1/16	100,000	98,750
STATS ChipPAC Ltd. 7.5% 7/19/10	845,000	854,549
Xerox Capital Trust I 8% 2/1/27	1,290,000	1,322,237
Xerox Corp.:
6.4% 3/15/16	170,000	170,425
6.75% 2/1/17	110,000	111,925
7.625% 6/15/13	125,000	130,625
		5,924,668
Telecommunications - 4.8%
Mobile Telesystems Finance SA 8% 1/28/12 (b)	450,000	466,313
Qwest Corp.:
7.5% 10/1/14 (b)	140,000	146,825
8.64% 6/15/13 (c)	260,000	279,812
8.875% 3/15/12	50,000	55,000
Rogers Communications, Inc. 9.625% 5/1/11	230,000	257,600
U.S. West Communications:
6.875% 9/15/33	340,000	317,900
7.5% 6/15/23	190,000	190,950
Windstream Corp.:
8.125% 8/1/13 (b)	120,000	128,256
8.625% 8/1/16 (b)	365,000	393,762
		2,236,418
TOTAL NONCONVERTIBLE BONDS (Cost $42,293,839)		42,171,332
Floating Rate Loans - 3.7%

Cable TV - 0.8%
CSC Holdings, Inc. Tranche B, term loan 7.148% 3/29/13 (c)	208,950	208,819
Insight Midwest Holdings LLC Tranche B, term loan 7.57% 4/6/14 (c)(d)	170,000	171,063
		379,882
Floating Rate Loans - continued
	Principal Amount	Value (Note 1)
Electric Utilities - 0.2%
NRG Energy, Inc. term loan 7.3669% 2/1/13 (c)	$ 85,434	$ 85,968
Gaming - 0.4%
Venetian Macau Ltd. Tranche B, term loan:
5/26/12 (c)(d)	63,333	63,017
8.12% 5/26/13 (c)	126,667	126,983
		190,000
Paper - 0.6%
Georgia-Pacific Corp. Tranche B1, term loan 7.3851% 12/23/12 (c)	267,975	269,482
Technology - 0.9%
Affiliated Computer Services, Inc. Tranche B2, term loan 7.395% 3/20/13 (c)	119,700	119,999
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 6.57% 3/9/11 (c)	251,175	249,291
Tranche B, term loan 7.07% 3/9/13 (c)	69,200	69,373
		438,663
Telecommunications - 0.8%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (c)	350,000	354,813
TOTAL FLOATING RATE LOANS (Cost $1,715,138)		1,718,808
Money Market Funds - 4.6%
	Shares
Fidelity Cash Central Fund, 5.34% (a) (Cost $2,140,505)	2,140,505	2,140,505
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $46,149,482)		46,030,645
NET OTHER ASSETS - 1.9%		910,976
NET ASSETS - 100%		$ 46,941,621
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,030,053 or 17.1% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $105,833 and $105,782, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 69,504
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	83.8%
Canada	3.7%
Chile	1.9%
Singapore	1.8%
Luxembourg	1.5%
Netherlands	1.4%
United Kingdom	1.4%
Australia	1.1%
Mexico	1.0%
Marshall Islands	1.0%
Others (individually less than 1%)	1.4%
100.0%
Income Tax Information
At April 30, 2006, the fund had a capital loss carryforward of approximately $249,164 all of which will expire on April 30, 2014.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2006 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $44,008,977)	$ 43,890,140
Fidelity Central Funds (cost $2,140,505)	2,140,505
Total Investments (cost $46,149,482)		$ 46,030,645
Receivable for investments sold		171,007
Receivable for fund shares sold		147,043
Interest receivable		837,983
Receivable from investment adviser for expense reductions		3,096
Other receivables		13
Total assets		47,189,787

Liabilities
Payable for investments purchased	$ 105,833
Payable for fund shares redeemed	32,800
Distributions payable	51,929
Accrued management fee	21,892
Other affiliated payables	9,069
Other payables and accrued expenses	26,643
Total liabilities		248,166

Net Assets		$ 46,941,621
Net Assets consist of:
Paid in capital		$ 47,379,246
Undistributed net investment income		71,720
Accumulated undistributed net realized gain (loss) on investments		(390,508)
Net unrealized appreciation (depreciation) on investments		(118,837)
Net Assets, for 4,658,864 shares outstanding		$ 46,941,621
Net Asset Value, offering price and redemption price per share ($46,941,621 ÷ 4,658,864 shares)		$ 10.08

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended October 31, 2006 (Unaudited)

Investment Income
Interest		$ 1,462,373
Income from Fidelity Central Funds		69,504
Total income		1,531,877

Expenses
Management fee	$ 124,451
Transfer agent fees	44,662
Accounting fees and expenses	8,735
Custodian fees and expenses	2,135
Independent trustees' compensation	81
Registration fees	14,937
Audit	26,675
Legal	114
Miscellaneous	90
Total expenses before reductions	221,880
Expense reductions	(35,287)	186,593
Net investment income		1,345,284
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		73,702
Change in net unrealized appreciation (depreciation) on investment securities		413,284
Net gain (loss)		486,986
Net increase (decrease) in net assets resulting from operations		$ 1,832,270

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended October 31, 2006 (Unaudited)	Year ended April 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 1,345,284	$ 2,199,272
Net realized gain (loss)	73,702	(357,960)
Change in net unrealized appreciation (depreciation)	413,284	656,612
Net increase (decrease) in net assets resulting from operations	1,832,270	2,497,924
Distributions to shareholders from net investment income	(1,315,341)	(2,162,630)
Share transactions Proceeds from sales of shares	10,030,358	21,326,841
Reinvestment of distributions	1,032,467	1,756,941
Cost of shares redeemed	(8,275,369)	(17,482,107)
Net increase (decrease) in net assets resulting from share transactions	2,787,456	5,601,675
Redemption fees	4,717	6,386
Total increase (decrease) in net assets	3,309,102	5,943,355

Net Assets
Beginning of period	43,632,519	37,689,164
End of period (including undistributed net investment income of $71,720 and undistributed net investment income of $41,777, respectively)	$ 46,941,621	$ 43,632,519
Other Information Shares
Sold	1,012,358	2,128,829
Issued in reinvestment of distributions	104,059	175,295
Redeemed	(837,541)	(1,746,428)
Net increase (decrease)	278,876	557,696

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2006	Years ended April 30,
	(Unaudited)	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 9.86	$ 10.00
Income from Investment Operations
Net investment income D	.305	.564	.331
Net realized and unrealized gain (loss)	.112	.088	(.164)
Total from investment operations	.417	.652	.167
Distributions from net investment income	(.298)	(.554)	(.314)
Redemption fees added to paid in capital D	.001	.002	.007
Net asset value, end of period	$ 10.08	$ 9.96	$ 9.86
Total Return B, C	4.29%	6.75%	1.70%
Ratios to Average Net Assets E, H
Expenses before reductions	1.01% A	1.08%	1.22% A
Expenses net of fee waivers, if any	.85% A	.85%	.85% A
Expenses net of all reductions	.85% A	.85%	.84% A
Net investment income	6.11% A	5.64%	5.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,942	$ 43,633	$ 37,689
Portfolio turnover rate F	62% A	81%	134% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expense of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2004 (commencement of operations) to April 30, 2005.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Focused High Income Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 561,263
Unrealized depreciation	(663,388)
Net unrealized appreciation (depreciation)	$ (102,125)
Cost for federal income tax purposes	$ 46,132,770

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

Semiannual Report

1. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $15,763,513 and $12,809,178, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting Fees. FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $55 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .85% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period, this reimbursement reduced the Fund's expenses by $34,738.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $549.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Focused High Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2005, the fund's total return, the total return of a broad-based securities market index ("benchmark"), and a range of total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below the chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Focused High Income Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for the period shown. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the period shown. The Board stated that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent launch.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 29% means that 71% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Focused High Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's total expenses ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

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Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
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16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

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Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
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21701 Hawthorne Boulevard
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2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
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Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

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For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

FFH-USAN-1206
1.801608.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Inflation-Protected Bond

Fund

Semiannual Report

October 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2006 to October 31, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Investments - continued

	Beginning Account Value May 1, 2006	Ending Account Value October 31, 2006	Expenses Paid During Period* May 1, 2006 to October 31, 2006
Class A
Actual	$ 1,000.00	$ 1,036.50	$ 3.34
HypotheticalA	$ 1,000.00	$ 1,021.93	$ 3.31
Class T
Actual	$ 1,000.00	$ 1,035.90	$ 3.85
HypotheticalA	$ 1,000.00	$ 1,021.42	$ 3.82
Class B
Actual	$ 1,000.00	$ 1,033.60	$ 7.18
HypotheticalA	$ 1,000.00	$ 1,018.15	$ 7.12
Class C
Actual	$ 1,000.00	$ 1,033.10	$ 7.69
HypotheticalA	$ 1,000.00	$ 1,017.64	$ 7.63
Inflation-Protected Bond
Actual	$ 1,000.00	$ 1,038.40	$ 2.31
HypotheticalA	$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class
Actual	$ 1,000.00	$ 1,038.30	$ 2.52
HypotheticalA	$ 1,000.00	$ 1,022.74	$ 2.50

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.65%
Class T	.75%
Class B	1.40%
Class C	1.50%
Inflation-Protected Bond	.45%
Institutional Class	.49%

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Coupon Distribution as of October 31, 2006
	% of fund's investments	% of fund's investments 6 months ago
Less than 1%	0.6	0.7
1 - 1.99%	15.8	15.4
2 - 2.99%	36.2	31.5
3 - 3.99%	26.9	31.8
4 - 4.99%	0.5	1.7
5 - 5.99%	11.1	11.3
6% and over	2.6	1.1
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected bonds tend to be lower than their nominal bond counterparts since inflation-protected bonds get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Average Years to Maturity as of October 31, 2006
6 months ago
Years	9.7	9.8
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2006
6 months ago
Years	5.2	5.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2006 *	As of April 30, 2006 **
Corporate Bonds 2.3%	Corporate Bonds 1.2%
U.S. Government and U.S. Government Agency Obligations 80.3%	U.S. Government and U.S. Government Agency Obligations 81.3%
Asset-Backed Securities 7.1%	Asset-Backed Securities 7.2%
CMOs and Other Mortgage Related Securities 3.9%	CMOs and Other Mortgage Related Securities 4.0%
Short-Term Investments and Net Other Assets 6.4%	Short-Term Investments and Net Other Assets 6.3%

* Foreign investments	3.6%	** Foreign investments	3.3%
* Futures and Swaps	18.1%	** Futures and Swaps	17.6%
* Inflation-Protected	95.3%	** Inflation-Protected	95.2%

For an unaudited list of holdings for each Equity and Fixed-Income Central Fund, visit fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports.

Semiannual Report

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 79.2%
	Principal Amount	Value (Note 1)
U.S. Treasury Inflation-Indexed Bonds:
2% 1/15/26	$ 40,576,770	$ 38,782,356
2.375% 1/15/25	117,824,135	119,204,626
3.625% 4/15/28	148,938,709	183,892,098
3.875% 4/15/29	100,707,488	129,645,097
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	5,327,339	5,020,197
1.625% 1/15/15 (b)	74,210,710	70,186,055
1.875% 7/15/13	184,000,733	178,163,813
1.875% 7/15/15	31,446,300	30,276,906
2% 1/15/14	332,025,096	323,620,480
2% 1/15/16	101,185,110	98,291,446
2.375% 4/15/11	5,136,050	5,107,952
2.5% 7/15/16	53,002,950	53,756,792
3% 7/15/12	134,812,023	138,961,205
3.375% 1/15/12	9,989,688	10,442,366
3.625% 1/15/08	4,669,511	4,676,443
3.875% 1/15/09	6,216,050	6,349,132
4.25% 1/15/10	2,593,359	2,722,611
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,415,221,357)		1,399,099,575
Asset-Backed Securities - 0.2%

Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 6.02% 11/25/34 (c)	1,375,000	1,382,678
Countrywide Home Loans, Inc. Series 2004-2 Class M1, 5.82% 5/25/34 (c)	690,000	692,534
Home Equity Asset Trust Series 2003-8 Class M1, 6.04% 4/25/34 (c)	1,290,000	1,297,298
Specialty Underwriting & Residential Finance Series 2003-BC3 Class M2, 6.92% 8/25/34 (c)	580,000	583,694
TOTAL ASSET-BACKED SECURITIES (Cost $3,961,319)		3,956,204
Commercial Mortgage Securities - 0.2%
	Principal Amount	Value (Note 1)
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C14 Class PP, 5.14% 8/15/41 (a)(c)	$ 2,568,947	$ 2,468,401
Series 2005-WL6A Class X1A, 0.754% 10/15/17 (a)(e)	126,753,792	354,911
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,829,178)		2,823,312
Fixed-Income Funds - 20.4%
	Shares
Fidelity Ultra-Short Central Fund (d) (Cost $359,164,890)	3,610,701	359,300,857
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.32%, dated 10/31/06 due 11/1/06 (Collateralized by U.S. Government Obligations) # (Cost $182,000)	$ 182,027	182,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,781,358,744)		1,765,361,948
NET OTHER ASSETS - 0.0%		483,238
NET ASSETS - 100%		$ 1,765,845,186
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34

	Oct. 2034	$ 700,000	$ 7,902
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 6.1020% 11/25/34

	Dec. 2034	$ 645,000	$ 6,194
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.8244% 8/25/34	Sept. 2034	569,000	5,268
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34	August 2034	569,000	5,547
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	569,000	6,503
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	569,000	2,153
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	569,000	2,101
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	569,000	4,241
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35

	June 2035	$ 520,000	$ (2,192)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	569,000	(1,628)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	71,706	449
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	195,702	328
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	134,042	149
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	569,000	6,113
TOTAL CREDIT DEFAULT SWAPS		6,818,450	43,128
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay semi-annually a floating rate based on 6-month LIBOR minus 19.5 basis points with Goldman Sachs	April 2010	$ 49,550,000	$ 691,935
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.625% 1/15/08 and pay semi-annually a floating rate based on 6-month LIBOR minus 21 basis points with Deutsche Bank	Jan. 2008	11,650,000	(346,130)
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.625% 1/15/08 and pay semi-annually a floating rate based on 6-month LIBOR minus 21.25 basis points with Goldman Sachs	Jan. 2008	19,000,000	(614,929)
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.625% 1/15/08 and pay semi-annually a floating rate based on 6-month LIBOR minus 21.5 basis points with Goldman Sachs	Jan. 2008	44,750,000	(414,618)
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09 and pay semi-annually a floating rate based on 6-month LIBOR minus 20 basis points with Goldman Sachs	Jan. 2009	20,000,000	(799,542)
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09 and pay semi-annually a floating rate based on 6-month LIBOR minus 20.375 basis points with Goldman Sachs	Jan. 2009	100,000,000	(3,902,804)
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 and pay semi-annually a floating rate based on 6-month LIBOR minus 19 basis points with Goldman Sachs	Jan. 2010	44,860,000	(390,408)
TOTAL TOTAL RETURN SWAPS		289,810,000	(5,776,496)
		$ 296,628,450	$ (5,733,368)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,823,312 or 0.2% of net assets.

(b) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $5,857,254.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$182,000 due 11/01/06 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 2,490
BNP Paribas Securities Corp.	19,924
Banc of America Securities LLC	59,273
Bank of America, NA	11,456
Barclays Capital, Inc.	29,128
Countrywide Securities Corp.	29,886
Credit Suisse Securities (USA) LLC	1,577
HSBC Securities (USA), Inc.	4,981
Morgan Stanley & Co., Inc.	3,362
Societe Generale, New York Branch	2,490
UBS Securities LLC	14,943
WestLB AG	2,490
$ 182,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 9,930,044

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 359,228,642	$ -	$ -	$ 359,300,857	3.2%
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	80.3%
AAA,AA,A	7.7%
BBB	3.6%
BB	0.3%
Not Rated	1.7%
Short-Term Investments and Net Other Assets	6.4%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Income Tax Information
At April 30, 2006, the fund had a capital loss carryforward of approximately $4,603,298 all of which will expire on April 30, 2014.
The fund intends to elect to defer to its fiscal year ending April 30, 2007 approximately $22,038,177 of losses recognized during the period November 1, 2005 to April 30, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $182,000) - See accompanying schedule: Unaffiliated issuers (cost $1,422,193,854)	$ 1,406,061,091
Fidelity Central Funds (cost $359,164,890)	359,300,857
Total Investments (cost $1,781,358,744)		$ 1,765,361,948
Cash		101
Receivable for investments sold		22,824,990
Receivable for swap agreements		13,418
Receivable for fund shares sold		1,240,634
Interest receivable		9,138,513
Receivable from investment adviser for expense reductions		7,428
Total assets		1,798,587,032

Liabilities
Payable for investments purchased	$ 21,158,323
Payable for fund shares redeemed	4,684,526
Distributions payable	358,056
Swap agreements, at value	5,733,368
Accrued management fee	471,904
Distribution fees payable	112,449
Other affiliated payables	223,220
Total liabilities		32,741,846

Net Assets		$ 1,765,845,186
Net Assets consist of:
Paid in capital		$ 1,784,474,494
Undistributed net investment income		32,879,747
Accumulated undistributed net realized gain (loss) on investments		(29,778,891)
Net unrealized appreciation (depreciation) on investments		(21,730,164)
Net Assets		$ 1,765,845,186

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($76,049,386 ÷ 6,963,007 shares)	$ 10.92

Maximum offering price per share (100/95.25 of $10.92)	$ 11.46
Class T: Net Asset Value and redemption price per share ($77,908,399 ÷ 7,126,212 shares)	$ 10.93

Maximum offering price per share (100/96.50 of $10.93)	$ 11.33
Class B: Net Asset Value and offering price per share ($43,695,864 ÷ 3,998,325 shares)A	$ 10.93

Class C: Net Asset Value and offering price per share ($64,099,935 ÷ 5,870,793 shares)A	$ 10.92

Inflation-Protected Bond: Net Asset Value, offering price and redemption price per share ($1,397,674,763 ÷ 127,631,666 shares)	$ 10.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($106,416,839 ÷ 9,737,282 shares)	$ 10.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended October 31, 2006 (Unaudited)

Investment Income
Interest		$ 15,310,272
Inflation principal income		35,323,293
Income from Fidelity Central Funds		9,930,044
Total income		60,563,609

Expenses
Management fee	$ 2,851,315
Transfer agent fees	1,043,785
Distribution fees	716,945
Fund wide operations fee	263,722
Independent trustees' compensation	3,390
Miscellaneous	2,304
Total expenses before reductions	4,881,461
Expense reductions	(73,290)	4,808,171
Net investment income		55,755,438
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(683,864)
Swap agreements	(1,862,333)
Total net realized gain (loss)		(2,546,197)
Change in net unrealized appreciation (depreciation) on: Investment securities	13,963,321
Swap agreements	(1,470,054)
Total change in net unrealized appreciation (depreciation)		12,493,267
Net gain (loss)		9,947,070
Net increase (decrease) in net assets resulting from operations		$ 65,702,508

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended October 31, 2006 (Unaudited)	Year ended April 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 55,755,438	$ 92,598,418
Net realized gain (loss)	(2,546,197)	(26,602,488)
Change in net unrealized appreciation (depreciation)	12,493,267	(95,312,686)
Net increase (decrease) in net assets resulting from operations	65,702,508	(29,316,756)
Distributions to shareholders from net investment income	(20,373,766)	(29,896,156)
Distributions to shareholders from net realized gain	-	(81,522,412)
Tax return of capital	-	(8,386,917)
Total distributions	(20,373,766)	(119,805,485)
Share transactions - net increase (decrease)	(61,083,983)	(14,546,592)
Total increase (decrease) in net assets	(15,755,241)	(163,668,833)

Net Assets
Beginning of period	1,781,600,427	1,945,269,260
End of period (including undistributed net investment income of $32,879,747 and distributions in excess of net investment income of $2,501,926, respectively)	$ 1,765,845,186	$ 1,781,600,427

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended October 31, 2006	Years ended April 30,
	(Unaudited)	2006	2005	2004	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 11.48	$ 10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income E	.331	.500	.407	.323	.236
Net realized and unrealized gain (loss)	.056	(.676)	.620	.23 6 H	.080
Total from investment operations	.387	(.176)	1.027	.559	.316
Distributions from net investment income	(.117)	(.154)	(.132)	(.148)	(.106)
Distributions from net realized gain	-	(.453)	(.335)	(.261)	(.050)
Tax return of capital	-	(.047)	-	-	-
Total distributions	(.117)	(.654)	(.467)	(.409)	(.156)
Net asset value, end of period	$ 10.92	$ 10.65	$ 11.48	$ 10.92	$ 10.77
Total Return B, C, D	3.65%	(1.62)%	9.58%	5.20%	3.02%
Ratios to Average Net Assets F, J
Expenses before reductions	.69% A	.70%	.81%	.84%	.86% A
Expenses net of fee waivers, if any	.65% A	.65%	.65%	.65%	.65% A
Expenses net of all reductions	.65% A	.65%	.65%	.65%	.65% A
Net investment income	6.09% A	4.50%	3.63%	2.94%	3.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 76,049	$ 86,364	$ 75,422	$ 31,656	$ 10,403
Portfolio turnover rate G	12% A	71%	117%	117%	211% A

I Annualized

J Total returns for periods of less than one year are not annualized.

K Total returns would have been lower had certain expenses not been reduced during the periods shown.

L Total returns do not include the effect of the sales charges.

M Calculated based on average shares outstanding during the period.

N Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

O Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

P The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

Q For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

R Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended October 31, 2006	Years ended April 30,
	(Unaudited)	2006	2005	2004	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 11.49	$ 10.93	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income E	.326	.489	.397	.313	.229
Net realized and unrealized gain (loss)	.056	(.676)	.619	.246 H	.081
Total from investment operations	.382	(.187)	1.016	.559	.310
Distributions from net investment income	(.112)	(.143)	(.121)	(.138)	(.100)
Distributions from net realized gain	-	(.453)	(.335)	(.261)	(.050)
Tax return of capital	-	(.047)	-	-	-
Total distributions	(.112)	(.643)	(.456)	(.399)	(.150)
Net asset value, end of period	$ 10.93	$ 10.66	$ 11.49	$ 10.93	$ 10.77
Total Return B, C, D	3.59%	(1.71)%	9.47%	5.19%	2.96%
Ratios to Average Net Assets F, J
Expenses before reductions	.77% A	.78%	.90%	.95%	.99% A
Expenses net of fee waivers, if any	.75% A	.75%	.75%	.75%	.75% A
Expenses net of all reductions	.75% A	.75%	.75%	.75%	.75% A
Net investment income	5.99% A	4.40%	3.53%	2.84%	3.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,908	$ 86,613	$ 84,596	$ 44,266	$ 11,274
Portfolio turnover rate G	12% A	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended October 31, 2006	Years ended April 30,
	(Unaudited)	2006	2005	2004	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 11.48	$ 10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income E	.290	.418	.324	.242	.190
Net realized and unrealized gain (loss)	.066	(.678)	.619	.235 H	.082
Total from investment operations	.356	(.260)	.943	.477	.272
Distributions from net investment income	(.076)	(.070)	(.048)	(.066)	(.062)
Distributions from net realized gain	-	(.453)	(.335)	(.261)	(.050)
Tax return of capital	-	(.047)	-	-	-
Total distributions	(.076)	(.570)	(.383)	(.327)	(.112)
Net asset value, end of period	$ 10.93	$ 10.65	$ 11.48	$ 10.92	$ 10.77
Total Return B, C, D	3.36%	(2.36)%	8.76%	4.41%	2.60%
Ratios to Average Net Assets F, J
Expenses before reductions	1.48% A	1.49%	1.61%	1.61%	1.65% A
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40%	1.40% A
Expenses net of all reductions	1.40% A	1.40%	1.40%	1.40%	1.40% A
Net investment income	5.34% A	3.75%	2.88%	2.20%	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,696	$ 48,972	$ 56,052	$ 38,608	$ 21,426
Portfolio turnover rate G	12% A	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended October 31, 2006	Years ended April 30,
	(Unaudited)	2006	2005	2004	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 11.47	$ 10.91	$ 10.76	$ 10.61
Income from Investment Operations
Net investment income E	.285	.406	.312	.230	.184
Net realized and unrealized gain (loss)	.066	(.677)	.619	.235 H	.072
Total from investment operations	.351	(.271)	.931	.465	.256
Distributions from net investment income	(.071)	(.059)	(.036)	(.054)	(.056)
Distributions from net realized gain	-	(.453)	(.335)	(.261)	(.050)
Tax return of capital	-	(.047)	-	-	-
Total distributions	(.071)	(.559)	(.371)	(.315)	(.106)
Net asset value, end of period	$ 10.92	$ 10.64	$ 11.47	$ 10.91	$ 10.76
Total Return B, C, D	3.31%	(2.46)%	8.66%	4.31%	2.44%
Ratios to Average Net Assets F, J
Expenses before reductions	1.53% A	1.55%	1.67%	1.69%	1.73% A
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.50% A
Expenses net of all reductions	1.50% A	1.50%	1.50%	1.50%	1.50% A
Net investment income	5.24% A	3.65%	2.78%	2.09%	3.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 64,100	$ 74,329	$ 71,407	$ 46,876	$ 19,936
Portfolio turnover rate G	12% A	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Inflation-Protected Bond

	Six months ended October 31, 2006	Years ended April 30,
	(Unaudited)	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 11.50	$ 10.94	$ 10.79	$ 10.00
Income from Investment Operations
Net investment income D	.343	.525	.426	.341	.358
Net realized and unrealized gain (loss)	.065	(.679)	.618	.235 G	.653
Total from investment operations	.408	(.154)	1.044	.576	1.011
Distributions from net investment income	(.128)	(.176)	(.149)	(.165)	(.171)
Distributions from net realized gain	-	(.453)	(.335)	(.261)	(.050)
Tax return of capital	-	(.047)	-	-	-
Total distributions	(.128)	(.676)	(.484)	(.426)	(.221)
Net asset value, end of period	$ 10.95	$ 10.67	$ 11.50	$ 10.94	$ 10.79
Total Return B, C	3.84%	(1.42)%	9.73%	5.35%	10.19%
Ratios to Average Net Assets E, I
Expenses before reductions	.45% A	.47%	.63%	.67%	.69% A
Expenses net of fee waivers, if any	.45% A	.45%	.50%	.50%	.50% A
Expenses net of all reductions	.44% A	.45%	.50%	.50%	.50% A
Net investment income	6.29% A	4.70%	3.78%	3.09%	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,397,675	$ 1,400,656	$ 1,579,697	$ 1,142,388	$ 540,338
Portfolio turnover rate F	12% A	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period June 26, 2002 (commencement of operations) to April 30, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended October 31, 2006	Years ended April 30,
	(Unaudited)	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 11.48	$ 10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income D	.340	.517	.425	.337	.243
Net realized and unrealized gain (loss)	.066	(.676)	.619	.239 G	.082
Total from investment operations	.406	(.159)	1.044	.576	.325
Distributions from net investment income	(.126)	(.171)	(.149)	(.165)	(.115)
Distributions from net realized gain	-	(.453)	(.335)	(.261)	(.050)
Tax return of capital	-	(.047)	-	-	-
Total distributions	(.126)	(.671)	(.484)	(.426)	(.165)
Net asset value, end of period	$ 10.93	$ 10.65	$ 11.48	$ 10.92	$ 10.77
Total Return B, C	3.83%	(1.47)%	9.74%	5.36%	3.10%
Ratios to Average Net Assets E, I
Expenses before reductions	.49% A	.50%	.61%	.67%	.73% A
Expenses net of fee waivers, if any	.49% A	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.49% A	.50%	.50%	.50%	.50% A
Net investment income	6.25% A	4.65%	3.78%	3.10%	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 106,417	$ 84,666	$ 78,096	$ 66,324	$ 2,569
Portfolio turnover rate F	12% A	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2006 (Unaudited)

8. Significant Accounting Policies.

Fidelity Inflation-Protected Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Inflation-Protected Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Inflation income is distributed as a short-term capital gain. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, capital loss carryforwards, tax return of capital distributions and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 17,618,306
Unrealized depreciation	(36,527,159)
Net unrealized appreciation (depreciation)	$ (18,908,853)
Cost for federal income tax purposes	$ 1,784,270,801

Semiannual Report

1. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

9. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Semiannual Report

10. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities and U.S. government securities, aggregated $0 and $1,818,433, respectively.

11. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 60,239	$ 693
Class T	0%	.25%	104,805	36,617
Class B	.65%	.25%	208,042	150,251
Class C	.75%	.25%	343,859	81,293
			$ 716,945	$ 268,854

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10,353
Class T	4,718
Class B*	75,611
Class C*	8,591
$ 99,273

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Inflation-Protected Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Inflation-Protected Bond shares. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FSC receives an asset-based fee of .10% of Inflation-Protected Bond's average net assets. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 80,526.20
Class T	72,546.17
Class B	55,407.24
Class C	65,050.19
Inflation-Protected Bond	704,405.10
Institutional Class	65,851.14
	$ 1,043,785

*Annualized

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or, for each non Money Market Central Fund, at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Fixed-Income Central Fund.

Central Fund	Investment Adviser	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $2,304 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

13. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	.65%	$ 18,262
Class T	.75%	7,010
Class B	1.40%	17,986
Class C	1.50%	9,179
		$ 52,437

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $339. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 771
Inflation-Protected Bond	19,743
$ 20,514

Semiannual Report

14. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the Fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

15. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2006	Year ended April 30, 2006
From net investment income
Class A	$ 877,311	$ 1,312,931
Class T	869,550	1,204,023
Class B	328,347	353,737
Class C	455,386	421,809
Inflation-Protected Bond	16,746,376	25,341,630
Institutional Class	1,096,796	1,262,026
Total	$ 20,373,766	$ 29,896,156
From net realized gain
Class A	$ -	$ 3,842,397
Class T	-	3,740,883
Class B	-	2,416,984
Class C	-	3,324,136
Inflation-Protected Bond	-	64,989,080
Institutional Class	-	3,208,932
Total	$ -	$ 81,522,412

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders - continued

	Six months ended October 31, 2006	Year ended April 30, 2006
Tax return of capital
Class A	$ -	$ 404,262
Class T	-	366,812
Class B	-	122,760
Class C	-	160,665
Inflation-Protected Bond	-	6,970,809
Institutional Class	-	361,609
Total	$ -	$ 8,386,917

16. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2006	Year ended April 30, 2006	Six months ended October 31, 2006	Year ended April 30, 2006
Class A
Shares sold	1,042,694	4,895,107	$ 11,211,395	$ 54,909,954
Reinvestment of distributions	66,722	445,006	722,166	4,889,124
Shares redeemed	(2,259,157)	(3,798,608)	(24,314,110)	(41,608,961)
Net increase (decrease)	(1,149,741)	1,541,505	$ (12,380,549)	$ 18,190,117
Class T
Shares sold	779,291	4,302,319	$ 8,387,636	$ 48,007,282
Reinvestment of distributions	76,150	465,170	825,130	5,119,999
Shares redeemed	(1,857,303)	(4,003,697)	(20,057,480)	(44,065,682)
Net increase (decrease)	(1,001,862)	763,792	$ (10,844,714)	$ 9,061,599
Class B
Shares sold	226,657	1,289,047	$ 2,450,305	$ 14,514,236
Reinvestment of distributions	24,259	217,525	262,781	2,391,650
Shares redeemed	(849,992)	(1,790,324)	(9,166,328)	(19,803,215)
Net increase (decrease)	(599,076)	(283,752)	$ (6,453,242)	$ (2,897,329)
Class C
Shares sold	448,392	2,898,117	$ 4,819,966	$ 32,422,174
Reinvestment of distributions	32,277	288,659	349,272	3,167,652
Shares redeemed	(1,594,377)	(2,426,088)	(17,150,878)	(26,792,814)
Net increase (decrease)	(1,113,708)	760,688	$ (11,981,640)	$ 8,797,012

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended October 31, 2006	Year ended April 30, 2006	Six months ended October 31, 2006	Year ended April 30, 2006
Inflation-Protected Bond
Shares sold	17,544,217	69,173,296	$ 188,909,233	$ 772,283,260
Reinvestment of distributions	1,465,940	8,358,958	15,917,146	92,279,455
Shares redeemed	(22,605,286)	(83,611,070)	(243,670,830)	(924,846,053)
Net increase (decrease)	(3,595,129)	(6,078,816)	$ (38,844,451)	$ (60,283,338)
Institutional Class
Shares sold	2,758,802	3,079,741	$ 29,866,852	$ 34,201,539
Reinvestment of distributions	22,714	93,332	246,198	1,026,025
Shares redeemed	(992,019)	(2,025,876)	(10,692,437)	(22,642,217)
Net increase (decrease)	1,789,497	1,147,197	$ 19,420,613	$ 12,585,347

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 15, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	12,490,841,660.35	96.152
Withheld	499,815,954.64	3.848
TOTAL	12,990,657,614.99	100.000
Albert R. Gamper, Jr.
Affirmative	12,484,697,855.13	96.105
Withheld	505,959,759.86	3.895
TOTAL	12,990,657,614.99	100.000
Robert M. Gates
Affirmative	12,463,041,831.69	95.938
Withheld	527,615,783.30	4.062
TOTAL	12,990,657,614.99	100.000
George H. Heilmeier
Affirmative	12,466,216,940.77	95.963
Withheld	524,440,674.22	4.037
TOTAL	12,990,657,614.99	100.000
Edward C. Johnson 3d
Affirmative	12,405,249,751.57	95.494
Withheld	585,407,863.41	4.506
TOTAL	12,990,657,614.98	100.000
Stephen P. Jonas
Affirmative	12,473,931,200.89	96.022
Withheld	516,726,414.10	3.978
TOTAL	12,990,657,614.99	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	12,487,395,627.79	96.126
Withheld	503,261,987.19	3.874
TOTAL	12,990,657,614.98	100.000
Ned C. Lautenbach
Affirmative	12,484,406,625.33	96.103
Withheld	506,250,989.66	3.897
TOTAL	12,990,657,614.99	100.000
William O. McCoy
Affirmative	12,444,377,462.06	95.795
Withheld	546,280,152.93	4.205
TOTAL	12,990,657,614.99	100.000
Robert L. Reynolds
Affirmative	12,474,663,536.01	96.028
Withheld	515,994,078.98	3.972
TOTAL	12,990,657,614.99	100.000
Cornelia M. Small
Affirmative	12,488,479,519.53	96.134
Withheld	502,178,095.46	3.866
TOTAL	12,990,657,614.99	100.000
William S. Stavropoulos
Affirmative	12,457,606,455.61	95.897
Withheld	533,051,159.38	4.103
TOTAL	12,990,657,614.99	100.000
Kenneth L. Wolfe
Affirmative	12,469,367,261.16	95.987
Withheld	521,290,353.83	4.013
TOTAL	12,990,657,614.99	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Inflation-Protected Bond Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2005, the cumulative total returns of Class C and Fidelity Inflation-Protected Bond (retail class), the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and Fidelity Inflation-Protected Bond (retail class) represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Inflation-Protected Bond Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Fidelity Inflation-Protected Bond (retail class) was in the second quartile for all the periods shown. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Inflation-Protected Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that it had approved changes (effective June 1, 2005) in the contractual arrangements for the fund that (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Inflation-Protected Bond (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Inflation-Protected Bond (retail class) to 45 basis points. These contractual arrangements may not be increased without Board approval. The fund's Advisor classes continue to be subject to different class-level expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expenses of each class ranked below its competitive median for 2005. The Board considered that each class's total expenses reflect the contractual arrangements for 2005, as if the contractual arrangements were in effect for the entire year.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board noted that because the contractual arrangements that went into effect June 1, 2005 set the total fund-level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses. The Board realized, however, that the 35 basis point fee rate was below the lowest management fee rate available under the contractual arrangements that existed prior to June 1, 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including (Advisor classes only) reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases. The Board also noted that the reduction in the fund's individual fund fee rate by 10 basis points delivers significant economies to fund shareholders. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity Investments Money
Management, Inc.

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

IFB-USAN-1206
1.784854.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor

Inflation-Protected Bond

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

October 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B, and Class C are classes of Fidelity ® Inflation-Protected Bond Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2006 to October 31, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Investments - continued

	Beginning Account Value May 1, 2006	Ending Account Value October 31, 2006	Expenses Paid During Period* May 1, 2006 to October 31, 2006
Class A
Actual	$ 1,000.00	$ 1,036.50	$ 3.34
HypotheticalA	$ 1,000.00	$ 1,021.93	$ 3.31
Class T
Actual	$ 1,000.00	$ 1,035.90	$ 3.85
HypotheticalA	$ 1,000.00	$ 1,021.42	$ 3.82
Class B
Actual	$ 1,000.00	$ 1,033.60	$ 7.18
HypotheticalA	$ 1,000.00	$ 1,018.15	$ 7.12
Class C
Actual	$ 1,000.00	$ 1,033.10	$ 7.69
HypotheticalA	$ 1,000.00	$ 1,017.64	$ 7.63
Inflation-Protected Bond
Actual	$ 1,000.00	$ 1,038.40	$ 2.31
HypotheticalA	$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class
Actual	$ 1,000.00	$ 1,038.30	$ 2.52
HypotheticalA	$ 1,000.00	$ 1,022.74	$ 2.50

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.65%
Class T	.75%
Class B	1.40%
Class C	1.50%
Inflation-Protected Bond	.45%
Institutional Class	.49%

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Coupon Distribution as of October 31, 2006
	% of fund's investments	% of fund's investments 6 months ago
Less than 1%	0.6	0.7
1 - 1.99%	15.8	15.4
2 - 2.99%	36.2	31.5
3 - 3.99%	26.9	31.8
4 - 4.99%	0.5	1.7
5 - 5.99%	11.1	11.3
6% and over	2.6	1.1
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected bonds tend to be lower than their nominal bond counterparts since inflation-protected bonds get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Average Years to Maturity as of October 31, 2006
6 months ago
Years	9.7	9.8
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2006
6 months ago
Years	5.2	5.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2006 *	As of April 30, 2006 **
Corporate Bonds 2.3%	Corporate Bonds 1.2%
U.S. Government and U.S. Government Agency Obligations 80.3%	U.S. Government and U.S. Government Agency Obligations 81.3%
Asset-Backed Securities 7.1%	Asset-Backed Securities 7.2%
CMOs and Other Mortgage Related Securities 3.9%	CMOs and Other Mortgage Related Securities 4.0%
Short-Term Investments and Net Other Assets 6.4%	Short-Term Investments and Net Other Assets 6.3%

* Foreign investments	3.6%	** Foreign investments	3.3%
* Futures and Swaps	18.1%	** Futures and Swaps	17.6%
* Inflation-Protected	95.3%	** Inflation-Protected	95.2%

For an unaudited list of holdings for each Equity and Fixed-Income Central Fund, visit fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports.

Semiannual Report

Investments October 31, 2006 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 79.2%
	Principal Amount	Value (Note 1)
U.S. Treasury Inflation-Indexed Bonds:
2% 1/15/26	$ 40,576,770	$ 38,782,356
2.375% 1/15/25	117,824,135	119,204,626
3.625% 4/15/28	148,938,709	183,892,098
3.875% 4/15/29	100,707,488	129,645,097
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	5,327,339	5,020,197
1.625% 1/15/15 (b)	74,210,710	70,186,055
1.875% 7/15/13	184,000,733	178,163,813
1.875% 7/15/15	31,446,300	30,276,906
2% 1/15/14	332,025,096	323,620,480
2% 1/15/16	101,185,110	98,291,446
2.375% 4/15/11	5,136,050	5,107,952
2.5% 7/15/16	53,002,950	53,756,792
3% 7/15/12	134,812,023	138,961,205
3.375% 1/15/12	9,989,688	10,442,366
3.625% 1/15/08	4,669,511	4,676,443
3.875% 1/15/09	6,216,050	6,349,132
4.25% 1/15/10	2,593,359	2,722,611
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,415,221,357)		1,399,099,575
Asset-Backed Securities - 0.2%

Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 6.02% 11/25/34 (c)	1,375,000	1,382,678
Countrywide Home Loans, Inc. Series 2004-2 Class M1, 5.82% 5/25/34 (c)	690,000	692,534
Home Equity Asset Trust Series 2003-8 Class M1, 6.04% 4/25/34 (c)	1,290,000	1,297,298
Specialty Underwriting & Residential Finance Series 2003-BC3 Class M2, 6.92% 8/25/34 (c)	580,000	583,694
TOTAL ASSET-BACKED SECURITIES (Cost $3,961,319)		3,956,204
Commercial Mortgage Securities - 0.2%
	Principal Amount	Value (Note 1)
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C14 Class PP, 5.14% 8/15/41 (a)(c)	$ 2,568,947	$ 2,468,401
Series 2005-WL6A Class X1A, 0.754% 10/15/17 (a)(e)	126,753,792	354,911
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,829,178)		2,823,312
Fixed-Income Funds - 20.4%
	Shares
Fidelity Ultra-Short Central Fund (d) (Cost $359,164,890)	3,610,701	359,300,857
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.32%, dated 10/31/06 due 11/1/06 (Collateralized by U.S. Government Obligations) # (Cost $182,000)	$ 182,027	182,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,781,358,744)		1,765,361,948
NET OTHER ASSETS - 0.0%		483,238
NET ASSETS - 100%		$ 1,765,845,186
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34

	Oct. 2034	$ 700,000	$ 7,902
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 6.1020% 11/25/34

	Dec. 2034	$ 645,000	$ 6,194
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.8244% 8/25/34	Sept. 2034	569,000	5,268
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34	August 2034	569,000	5,547
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	569,000	6,503
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	569,000	2,153
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	569,000	2,101
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	569,000	4,241
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35

	June 2035	$ 520,000	$ (2,192)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	569,000	(1,628)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	71,706	449
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	195,702	328
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	134,042	149
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	569,000	6,113
TOTAL CREDIT DEFAULT SWAPS		6,818,450	43,128
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay semi-annually a floating rate based on 6-month LIBOR minus 19.5 basis points with Goldman Sachs	April 2010	$ 49,550,000	$ 691,935
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.625% 1/15/08 and pay semi-annually a floating rate based on 6-month LIBOR minus 21 basis points with Deutsche Bank	Jan. 2008	11,650,000	(346,130)
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.625% 1/15/08 and pay semi-annually a floating rate based on 6-month LIBOR minus 21.25 basis points with Goldman Sachs	Jan. 2008	19,000,000	(614,929)
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.625% 1/15/08 and pay semi-annually a floating rate based on 6-month LIBOR minus 21.5 basis points with Goldman Sachs	Jan. 2008	44,750,000	(414,618)
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09 and pay semi-annually a floating rate based on 6-month LIBOR minus 20 basis points with Goldman Sachs	Jan. 2009	20,000,000	(799,542)
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09 and pay semi-annually a floating rate based on 6-month LIBOR minus 20.375 basis points with Goldman Sachs	Jan. 2009	100,000,000	(3,902,804)
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 and pay semi-annually a floating rate based on 6-month LIBOR minus 19 basis points with Goldman Sachs	Jan. 2010	44,860,000	(390,408)
TOTAL TOTAL RETURN SWAPS		289,810,000	(5,776,496)
		$ 296,628,450	$ (5,733,368)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,823,312 or 0.2% of net assets.

(b) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $5,857,254.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$182,000 due 11/01/06 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 2,490
BNP Paribas Securities Corp.	19,924
Banc of America Securities LLC	59,273
Bank of America, NA	11,456
Barclays Capital, Inc.	29,128
Countrywide Securities Corp.	29,886
Credit Suisse Securities (USA) LLC	1,577
HSBC Securities (USA), Inc.	4,981
Morgan Stanley & Co., Inc.	3,362
Societe Generale, New York Branch	2,490
UBS Securities LLC	14,943
WestLB AG	2,490
$ 182,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 9,930,044

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 359,228,642	$ -	$ -	$ 359,300,857	3.2%
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	80.3%
AAA,AA,A	7.7%
BBB	3.6%
BB	0.3%
Not Rated	1.7%
Short-Term Investments and Net Other Assets	6.4%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Income Tax Information
At April 30, 2006, the fund had a capital loss carryforward of approximately $4,603,298 all of which will expire on April 30, 2014.
The fund intends to elect to defer to its fiscal year ending April 30, 2007 approximately $22,038,177 of losses recognized during the period November 1, 2005 to April 30, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $182,000) - See accompanying schedule: Unaffiliated issuers (cost $1,422,193,854)	$ 1,406,061,091
Fidelity Central Funds (cost $359,164,890)	359,300,857
Total Investments (cost $1,781,358,744)		$ 1,765,361,948
Cash		101
Receivable for investments sold		22,824,990
Receivable for swap agreements		13,418
Receivable for fund shares sold		1,240,634
Interest receivable		9,138,513
Receivable from investment adviser for expense reductions		7,428
Total assets		1,798,587,032

Liabilities
Payable for investments purchased	$ 21,158,323
Payable for fund shares redeemed	4,684,526
Distributions payable	358,056
Swap agreements, at value	5,733,368
Accrued management fee	471,904
Distribution fees payable	112,449
Other affiliated payables	223,220
Total liabilities		32,741,846

Net Assets		$ 1,765,845,186
Net Assets consist of:
Paid in capital		$ 1,784,474,494
Undistributed net investment income		32,879,747
Accumulated undistributed net realized gain (loss) on investments		(29,778,891)
Net unrealized appreciation (depreciation) on investments		(21,730,164)
Net Assets		$ 1,765,845,186

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($76,049,386 ÷ 6,963,007 shares)	$ 10.92

Maximum offering price per share (100/95.25 of $10.92)	$ 11.46
Class T: Net Asset Value and redemption price per share ($77,908,399 ÷ 7,126,212 shares)	$ 10.93

Maximum offering price per share (100/96.50 of $10.93)	$ 11.33
Class B: Net Asset Value and offering price per share ($43,695,864 ÷ 3,998,325 shares)A	$ 10.93

Class C: Net Asset Value and offering price per share ($64,099,935 ÷ 5,870,793 shares)A	$ 10.92

Inflation-Protected Bond: Net Asset Value, offering price and redemption price per share ($1,397,674,763 ÷ 127,631,666 shares)	$ 10.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($106,416,839 ÷ 9,737,282 shares)	$ 10.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended October 31, 2006 (Unaudited)

Investment Income
Interest		$ 15,310,272
Inflation principal income		35,323,293
Income from Fidelity Central Funds		9,930,044
Total income		60,563,609

Expenses
Management fee	$ 2,851,315
Transfer agent fees	1,043,785
Distribution fees	716,945
Fund wide operations fee	263,722
Independent trustees' compensation	3,390
Miscellaneous	2,304
Total expenses before reductions	4,881,461
Expense reductions	(73,290)	4,808,171
Net investment income		55,755,438
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(683,864)
Swap agreements	(1,862,333)
Total net realized gain (loss)		(2,546,197)
Change in net unrealized appreciation (depreciation) on: Investment securities	13,963,321
Swap agreements	(1,470,054)
Total change in net unrealized appreciation (depreciation)		12,493,267
Net gain (loss)		9,947,070
Net increase (decrease) in net assets resulting from operations		$ 65,702,508

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended October 31, 2006 (Unaudited)	Year ended April 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 55,755,438	$ 92,598,418
Net realized gain (loss)	(2,546,197)	(26,602,488)
Change in net unrealized appreciation (depreciation)	12,493,267	(95,312,686)
Net increase (decrease) in net assets resulting from operations	65,702,508	(29,316,756)
Distributions to shareholders from net investment income	(20,373,766)	(29,896,156)
Distributions to shareholders from net realized gain	-	(81,522,412)
Tax return of capital	-	(8,386,917)
Total distributions	(20,373,766)	(119,805,485)
Share transactions - net increase (decrease)	(61,083,983)	(14,546,592)
Total increase (decrease) in net assets	(15,755,241)	(163,668,833)

Net Assets
Beginning of period	1,781,600,427	1,945,269,260
End of period (including undistributed net investment income of $32,879,747 and distributions in excess of net investment income of $2,501,926, respectively)	$ 1,765,845,186	$ 1,781,600,427

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended October 31, 2006	Years ended April 30,
	(Unaudited)	2006	2005	2004	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 11.48	$ 10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income E	.331	.500	.407	.323	.236
Net realized and unrealized gain (loss)	.056	(.676)	.620	.23 6 H	.080
Total from investment operations	.387	(.176)	1.027	.559	.316
Distributions from net investment income	(.117)	(.154)	(.132)	(.148)	(.106)
Distributions from net realized gain	-	(.453)	(.335)	(.261)	(.050)
Tax return of capital	-	(.047)	-	-	-
Total distributions	(.117)	(.654)	(.467)	(.409)	(.156)
Net asset value, end of period	$ 10.92	$ 10.65	$ 11.48	$ 10.92	$ 10.77
Total Return B, C, D	3.65%	(1.62)%	9.58%	5.20%	3.02%
Ratios to Average Net Assets F, J
Expenses before reductions	.69% A	.70%	.81%	.84%	.86% A
Expenses net of fee waivers, if any	.65% A	.65%	.65%	.65%	.65% A
Expenses net of all reductions	.65% A	.65%	.65%	.65%	.65% A
Net investment income	6.09% A	4.50%	3.63%	2.94%	3.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 76,049	$ 86,364	$ 75,422	$ 31,656	$ 10,403
Portfolio turnover rate G	12% A	71%	117%	117%	211% A

J Annualized

K Total returns for periods of less than one year are not annualized.

L Total returns would have been lower had certain expenses not been reduced during the periods shown.

M Total returns do not include the effect of the sales charges.

N Calculated based on average shares outstanding during the period.

O Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

P Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

Q The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

R For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

S Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended October 31, 2006	Years ended April 30,
	(Unaudited)	2006	2005	2004	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 11.49	$ 10.93	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income E	.326	.489	.397	.313	.229
Net realized and unrealized gain (loss)	.056	(.676)	.619	.246 H	.081
Total from investment operations	.382	(.187)	1.016	.559	.310
Distributions from net investment income	(.112)	(.143)	(.121)	(.138)	(.100)
Distributions from net realized gain	-	(.453)	(.335)	(.261)	(.050)
Tax return of capital	-	(.047)	-	-	-
Total distributions	(.112)	(.643)	(.456)	(.399)	(.150)
Net asset value, end of period	$ 10.93	$ 10.66	$ 11.49	$ 10.93	$ 10.77
Total Return B, C, D	3.59%	(1.71)%	9.47%	5.19%	2.96%
Ratios to Average Net Assets F, J
Expenses before reductions	.77% A	.78%	.90%	.95%	.99% A
Expenses net of fee waivers, if any	.75% A	.75%	.75%	.75%	.75% A
Expenses net of all reductions	.75% A	.75%	.75%	.75%	.75% A
Net investment income	5.99% A	4.40%	3.53%	2.84%	3.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,908	$ 86,613	$ 84,596	$ 44,266	$ 11,274
Portfolio turnover rate G	12% A	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended October 31, 2006	Years ended April 30,
	(Unaudited)	2006	2005	2004	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 11.48	$ 10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income E	.290	.418	.324	.242	.190
Net realized and unrealized gain (loss)	.066	(.678)	.619	.235 H	.082
Total from investment operations	.356	(.260)	.943	.477	.272
Distributions from net investment income	(.076)	(.070)	(.048)	(.066)	(.062)
Distributions from net realized gain	-	(.453)	(.335)	(.261)	(.050)
Tax return of capital	-	(.047)	-	-	-
Total distributions	(.076)	(.570)	(.383)	(.327)	(.112)
Net asset value, end of period	$ 10.93	$ 10.65	$ 11.48	$ 10.92	$ 10.77
Total Return B, C, D	3.36%	(2.36)%	8.76%	4.41%	2.60%
Ratios to Average Net Assets F, J
Expenses before reductions	1.48% A	1.49%	1.61%	1.61%	1.65% A
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40%	1.40% A
Expenses net of all reductions	1.40% A	1.40%	1.40%	1.40%	1.40% A
Net investment income	5.34% A	3.75%	2.88%	2.20%	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,696	$ 48,972	$ 56,052	$ 38,608	$ 21,426
Portfolio turnover rate G	12% A	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended October 31, 2006	Years ended April 30,
	(Unaudited)	2006	2005	2004	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 11.47	$ 10.91	$ 10.76	$ 10.61
Income from Investment Operations
Net investment income E	.285	.406	.312	.230	.184
Net realized and unrealized gain (loss)	.066	(.677)	.619	.235 H	.072
Total from investment operations	.351	(.271)	.931	.465	.256
Distributions from net investment income	(.071)	(.059)	(.036)	(.054)	(.056)
Distributions from net realized gain	-	(.453)	(.335)	(.261)	(.050)
Tax return of capital	-	(.047)	-	-	-
Total distributions	(.071)	(.559)	(.371)	(.315)	(.106)
Net asset value, end of period	$ 10.92	$ 10.64	$ 11.47	$ 10.91	$ 10.76
Total Return B, C, D	3.31%	(2.46)%	8.66%	4.31%	2.44%
Ratios to Average Net Assets F, J
Expenses before reductions	1.53% A	1.55%	1.67%	1.69%	1.73% A
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.50% A
Expenses net of all reductions	1.50% A	1.50%	1.50%	1.50%	1.50% A
Net investment income	5.24% A	3.65%	2.78%	2.09%	3.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 64,100	$ 74,329	$ 71,407	$ 46,876	$ 19,936
Portfolio turnover rate G	12% A	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Inflation-Protected Bond

	Six months ended October 31, 2006	Years ended April 30,
	(Unaudited)	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 11.50	$ 10.94	$ 10.79	$ 10.00
Income from Investment Operations
Net investment income D	.343	.525	.426	.341	.358
Net realized and unrealized gain (loss)	.065	(.679)	.618	.235 G	.653
Total from investment operations	.408	(.154)	1.044	.576	1.011
Distributions from net investment income	(.128)	(.176)	(.149)	(.165)	(.171)
Distributions from net realized gain	-	(.453)	(.335)	(.261)	(.050)
Tax return of capital	-	(.047)	-	-	-
Total distributions	(.128)	(.676)	(.484)	(.426)	(.221)
Net asset value, end of period	$ 10.95	$ 10.67	$ 11.50	$ 10.94	$ 10.79
Total Return B, C	3.84%	(1.42)%	9.73%	5.35%	10.19%
Ratios to Average Net Assets E, I
Expenses before reductions	.45% A	.47%	.63%	.67%	.69% A
Expenses net of fee waivers, if any	.45% A	.45%	.50%	.50%	.50% A
Expenses net of all reductions	.44% A	.45%	.50%	.50%	.50% A
Net investment income	6.29% A	4.70%	3.78%	3.09%	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,397,675	$ 1,400,656	$ 1,579,697	$ 1,142,388	$ 540,338
Portfolio turnover rate F	12% A	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period June 26, 2002 (commencement of operations) to April 30, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended October 31, 2006	Years ended April 30,
	(Unaudited)	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 11.48	$ 10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income D	.340	.517	.425	.337	.243
Net realized and unrealized gain (loss)	.066	(.676)	.619	.239 G	.082
Total from investment operations	.406	(.159)	1.044	.576	.325
Distributions from net investment income	(.126)	(.171)	(.149)	(.165)	(.115)
Distributions from net realized gain	-	(.453)	(.335)	(.261)	(.050)
Tax return of capital	-	(.047)	-	-	-
Total distributions	(.126)	(.671)	(.484)	(.426)	(.165)
Net asset value, end of period	$ 10.93	$ 10.65	$ 11.48	$ 10.92	$ 10.77
Total Return B, C	3.83%	(1.47)%	9.74%	5.36%	3.10%
Ratios to Average Net Assets E, I
Expenses before reductions	.49% A	.50%	.61%	.67%	.73% A
Expenses net of fee waivers, if any	.49% A	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.49% A	.50%	.50%	.50%	.50% A
Net investment income	6.25% A	4.65%	3.78%	3.10%	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 106,417	$ 84,666	$ 78,096	$ 66,324	$ 2,569
Portfolio turnover rate F	12% A	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2006 (Unaudited)

17. Significant Accounting Policies.

Fidelity Inflation-Protected Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Inflation-Protected Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Inflation income is distributed as a short-term capital gain. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, capital loss carryforwards, tax return of capital distributions and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 17,618,306
Unrealized depreciation	(36,527,159)
Net unrealized appreciation (depreciation)	$ (18,908,853)
Cost for federal income tax purposes	$ 1,784,270,801

Semiannual Report

1. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

18. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Semiannual Report

19. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities and U.S. government securities, aggregated $0 and $1,818,433, respectively.

20. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 60,239	$ 693
Class T	0%	.25%	104,805	36,617
Class B	.65%	.25%	208,042	150,251
Class C	.75%	.25%	343,859	81,293
			$ 716,945	$ 268,854

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10,353
Class T	4,718
Class B*	75,611
Class C*	8,591
$ 99,273

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Inflation-Protected Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Inflation-Protected Bond shares. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FSC receives an asset-based fee of .10% of Inflation-Protected Bond's average net assets. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 80,526.20
Class T	72,546.17
Class B	55,407.24
Class C	65,050.19
Inflation-Protected Bond	704,405.10
Institutional Class	65,851.14
	$ 1,043,785

*Annualized

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or, for each non Money Market Central Fund, at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Fixed-Income Central Fund.

Central Fund	Investment Adviser	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

21. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $2,304 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

22. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	.65%	$ 18,262
Class T	.75%	7,010
Class B	1.40%	17,986
Class C	1.50%	9,179
		$ 52,437

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $339. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 771
Inflation-Protected Bond	19,743
$ 20,514

Semiannual Report

23. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the Fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

24. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2006	Year ended April 30, 2006
From net investment income
Class A	$ 877,311	$ 1,312,931
Class T	869,550	1,204,023
Class B	328,347	353,737
Class C	455,386	421,809
Inflation-Protected Bond	16,746,376	25,341,630
Institutional Class	1,096,796	1,262,026
Total	$ 20,373,766	$ 29,896,156
From net realized gain
Class A	$ -	$ 3,842,397
Class T	-	3,740,883
Class B	-	2,416,984
Class C	-	3,324,136
Inflation-Protected Bond	-	64,989,080
Institutional Class	-	3,208,932
Total	$ -	$ 81,522,412

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders - continued

	Six months ended October 31, 2006	Year ended April 30, 2006
Tax return of capital
Class A	$ -	$ 404,262
Class T	-	366,812
Class B	-	122,760
Class C	-	160,665
Inflation-Protected Bond	-	6,970,809
Institutional Class	-	361,609
Total	$ -	$ 8,386,917

25. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2006	Year ended April 30, 2006	Six months ended October 31, 2006	Year ended April 30, 2006
Class A
Shares sold	1,042,694	4,895,107	$ 11,211,395	$ 54,909,954
Reinvestment of distributions	66,722	445,006	722,166	4,889,124
Shares redeemed	(2,259,157)	(3,798,608)	(24,314,110)	(41,608,961)
Net increase (decrease)	(1,149,741)	1,541,505	$ (12,380,549)	$ 18,190,117
Class T
Shares sold	779,291	4,302,319	$ 8,387,636	$ 48,007,282
Reinvestment of distributions	76,150	465,170	825,130	5,119,999
Shares redeemed	(1,857,303)	(4,003,697)	(20,057,480)	(44,065,682)
Net increase (decrease)	(1,001,862)	763,792	$ (10,844,714)	$ 9,061,599
Class B
Shares sold	226,657	1,289,047	$ 2,450,305	$ 14,514,236
Reinvestment of distributions	24,259	217,525	262,781	2,391,650
Shares redeemed	(849,992)	(1,790,324)	(9,166,328)	(19,803,215)
Net increase (decrease)	(599,076)	(283,752)	$ (6,453,242)	$ (2,897,329)
Class C
Shares sold	448,392	2,898,117	$ 4,819,966	$ 32,422,174
Reinvestment of distributions	32,277	288,659	349,272	3,167,652
Shares redeemed	(1,594,377)	(2,426,088)	(17,150,878)	(26,792,814)
Net increase (decrease)	(1,113,708)	760,688	$ (11,981,640)	$ 8,797,012

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended October 31, 2006	Year ended April 30, 2006	Six months ended October 31, 2006	Year ended April 30, 2006
Inflation-Protected Bond
Shares sold	17,544,217	69,173,296	$ 188,909,233	$ 772,283,260
Reinvestment of distributions	1,465,940	8,358,958	15,917,146	92,279,455
Shares redeemed	(22,605,286)	(83,611,070)	(243,670,830)	(924,846,053)
Net increase (decrease)	(3,595,129)	(6,078,816)	$ (38,844,451)	$ (60,283,338)
Institutional Class
Shares sold	2,758,802	3,079,741	$ 29,866,852	$ 34,201,539
Reinvestment of distributions	22,714	93,332	246,198	1,026,025
Shares redeemed	(992,019)	(2,025,876)	(10,692,437)	(22,642,217)
Net increase (decrease)	1,789,497	1,147,197	$ 19,420,613	$ 12,585,347

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 15, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	12,490,841,660.35	96.152
Withheld	499,815,954.64	3.848
TOTAL	12,990,657,614.99	100.000
Albert R. Gamper, Jr.
Affirmative	12,484,697,855.13	96.105
Withheld	505,959,759.86	3.895
TOTAL	12,990,657,614.99	100.000
Robert M. Gates
Affirmative	12,463,041,831.69	95.938
Withheld	527,615,783.30	4.062
TOTAL	12,990,657,614.99	100.000
George H. Heilmeier
Affirmative	12,466,216,940.77	95.963
Withheld	524,440,674.22	4.037
TOTAL	12,990,657,614.99	100.000
Edward C. Johnson 3d
Affirmative	12,405,249,751.57	95.494
Withheld	585,407,863.41	4.506
TOTAL	12,990,657,614.98	100.000
Stephen P. Jonas
Affirmative	12,473,931,200.89	96.022
Withheld	516,726,414.10	3.978
TOTAL	12,990,657,614.99	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	12,487,395,627.79	96.126
Withheld	503,261,987.19	3.874
TOTAL	12,990,657,614.98	100.000
Ned C. Lautenbach
Affirmative	12,484,406,625.33	96.103
Withheld	506,250,989.66	3.897
TOTAL	12,990,657,614.99	100.000
William O. McCoy
Affirmative	12,444,377,462.06	95.795
Withheld	546,280,152.93	4.205
TOTAL	12,990,657,614.99	100.000
Robert L. Reynolds
Affirmative	12,474,663,536.01	96.028
Withheld	515,994,078.98	3.972
TOTAL	12,990,657,614.99	100.000
Cornelia M. Small
Affirmative	12,488,479,519.53	96.134
Withheld	502,178,095.46	3.866
TOTAL	12,990,657,614.99	100.000
William S. Stavropoulos
Affirmative	12,457,606,455.61	95.897
Withheld	533,051,159.38	4.103
TOTAL	12,990,657,614.99	100.000
Kenneth L. Wolfe
Affirmative	12,469,367,261.16	95.987
Withheld	521,290,353.83	4.013
TOTAL	12,990,657,614.99	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Inflation-Protected Bond Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2005, the cumulative total returns of Class C and Fidelity Inflation-Protected Bond (retail class), the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and Fidelity Inflation-Protected Bond (retail class) represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Inflation-Protected Bond Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Fidelity Inflation-Protected Bond (retail class) was in the second quartile for all the periods shown. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Inflation-Protected Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that it had approved changes (effective June 1, 2005) in the contractual arrangements for the fund that (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Inflation-Protected Bond (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Inflation-Protected Bond (retail class) to 45 basis points. These contractual arrangements may not be increased without Board approval. The fund's Advisor classes continue to be subject to different class-level expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expenses of each class ranked below its competitive median for 2005. The Board considered that each class's total expenses reflect the contractual arrangements for 2005, as if the contractual arrangements were in effect for the entire year.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board noted that because the contractual arrangements that went into effect June 1, 2005 set the total fund-level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses. The Board realized, however, that the 35 basis point fee rate was below the lowest management fee rate available under the contractual arrangements that existed prior to June 1, 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including (Advisor classes only) reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases. The Board also noted that the reduction in the fund's individual fund fee rate by 10 basis points delivers significant economies to fund shareholders. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research
(Far East) Inc.)

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AIFB-USAN-1206
1.784855.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor

Inflation-Protected Bond

Fund - Institutional Class

Semiannual Report

October 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class of Fidelity® Inflation-Protected Bond Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2006 to October 31, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Investments - continued

	Beginning Account Value May 1, 2006	Ending Account Value October 31, 2006	Expenses Paid During Period* May 1, 2006 to October 31, 2006
Class A
Actual	$ 1,000.00	$ 1,036.50	$ 3.34
HypotheticalA	$ 1,000.00	$ 1,021.93	$ 3.31
Class T
Actual	$ 1,000.00	$ 1,035.90	$ 3.85
HypotheticalA	$ 1,000.00	$ 1,021.42	$ 3.82
Class B
Actual	$ 1,000.00	$ 1,033.60	$ 7.18
HypotheticalA	$ 1,000.00	$ 1,018.15	$ 7.12
Class C
Actual	$ 1,000.00	$ 1,033.10	$ 7.69
HypotheticalA	$ 1,000.00	$ 1,017.64	$ 7.63
Inflation-Protected Bond
Actual	$ 1,000.00	$ 1,038.40	$ 2.31
HypotheticalA	$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class
Actual	$ 1,000.00	$ 1,038.30	$ 2.52
HypotheticalA	$ 1,000.00	$ 1,022.74	$ 2.50

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.65%
Class T	.75%
Class B	1.40%
Class C	1.50%
Inflation-Protected Bond	.45%
Institutional Class	.49%

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Coupon Distribution as of October 31, 2006
	% of fund's investments	% of fund's investments 6 months ago
Less than 1%	0.6	0.7
1 - 1.99%	15.8	15.4
2 - 2.99%	36.2	31.5
3 - 3.99%	26.9	31.8
4 - 4.99%	0.5	1.7
5 - 5.99%	11.1	11.3
6% and over	2.6	1.1
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected bonds tend to be lower than their nominal bond counterparts since inflation-protected bonds get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Average Years to Maturity as of October 31, 2006
6 months ago
Years	9.7	9.8
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of October 31, 2006
6 months ago
Years	5.2	5.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of October 31, 2006 *	As of April 30, 2006 **
Corporate Bonds 2.3%	Corporate Bonds 1.2%
U.S. Government and U.S. Government Agency Obligations 80.3%	U.S. Government and U.S. Government Agency Obligations 81.3%
Asset-Backed Securities 7.1%	Asset-Backed Securities 7.2%
CMOs and Other Mortgage Related Securities 3.9%	CMOs and Other Mortgage Related Securities 4.0%
Short-Term Investments and Net Other Assets 6.4%	Short-Term Investments and Net Other Assets 6.3%

* Foreign investments	3.6%	** Foreign investments	3.3%
* Futures and Swaps	18.1%	** Futures and Swaps	17.6%
* Inflation-Protected	95.3%	** Inflation-Protected	95.2%

For an unaudited list of holdings for each Equity and Fixed-Income Central Fund, visit fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports.

Semiannual Report

Investments October 31, 2006 (Unaudited)

U.S. Treasury Inflation Protected Obligations - 79.2%
	Principal Amount	Value (Note 1)
U.S. Treasury Inflation-Indexed Bonds:
2% 1/15/26	$ 40,576,770	$ 38,782,356
2.375% 1/15/25	117,824,135	119,204,626
3.625% 4/15/28	148,938,709	183,892,098
3.875% 4/15/29	100,707,488	129,645,097
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	5,327,339	5,020,197
1.625% 1/15/15 (b)	74,210,710	70,186,055
1.875% 7/15/13	184,000,733	178,163,813
1.875% 7/15/15	31,446,300	30,276,906
2% 1/15/14	332,025,096	323,620,480
2% 1/15/16	101,185,110	98,291,446
2.375% 4/15/11	5,136,050	5,107,952
2.5% 7/15/16	53,002,950	53,756,792
3% 7/15/12	134,812,023	138,961,205
3.375% 1/15/12	9,989,688	10,442,366
3.625% 1/15/08	4,669,511	4,676,443
3.875% 1/15/09	6,216,050	6,349,132
4.25% 1/15/10	2,593,359	2,722,611
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,415,221,357)		1,399,099,575
Asset-Backed Securities - 0.2%

Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 6.02% 11/25/34 (c)	1,375,000	1,382,678
Countrywide Home Loans, Inc. Series 2004-2 Class M1, 5.82% 5/25/34 (c)	690,000	692,534
Home Equity Asset Trust Series 2003-8 Class M1, 6.04% 4/25/34 (c)	1,290,000	1,297,298
Specialty Underwriting & Residential Finance Series 2003-BC3 Class M2, 6.92% 8/25/34 (c)	580,000	583,694
TOTAL ASSET-BACKED SECURITIES (Cost $3,961,319)		3,956,204
Commercial Mortgage Securities - 0.2%
	Principal Amount	Value (Note 1)
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C14 Class PP, 5.14% 8/15/41 (a)(c)	$ 2,568,947	$ 2,468,401
Series 2005-WL6A Class X1A, 0.754% 10/15/17 (a)(e)	126,753,792	354,911
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,829,178)		2,823,312
Fixed-Income Funds - 20.4%
	Shares
Fidelity Ultra-Short Central Fund (d) (Cost $359,164,890)	3,610,701	359,300,857
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.32%, dated 10/31/06 due 11/1/06 (Collateralized by U.S. Government Obligations) # (Cost $182,000)	$ 182,027	182,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,781,358,744)		1,765,361,948
NET OTHER ASSETS - 0.0%		483,238
NET ASSETS - 100%		$ 1,765,845,186
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34

	Oct. 2034	$ 700,000	$ 7,902
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 6.1020% 11/25/34

	Dec. 2034	$ 645,000	$ 6,194
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.8244% 8/25/34	Sept. 2034	569,000	5,268
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34	August 2034	569,000	5,547
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	569,000	6,503
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	569,000	2,153
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	569,000	2,101
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	569,000	4,241
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35

	June 2035	$ 520,000	$ (2,192)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	569,000	(1,628)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	71,706	449
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	195,702	328
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	134,042	149
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	569,000	6,113
TOTAL CREDIT DEFAULT SWAPS		6,818,450	43,128
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay semi-annually a floating rate based on 6-month LIBOR minus 19.5 basis points with Goldman Sachs	April 2010	$ 49,550,000	$ 691,935
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.625% 1/15/08 and pay semi-annually a floating rate based on 6-month LIBOR minus 21 basis points with Deutsche Bank	Jan. 2008	11,650,000	(346,130)
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.625% 1/15/08 and pay semi-annually a floating rate based on 6-month LIBOR minus 21.25 basis points with Goldman Sachs	Jan. 2008	19,000,000	(614,929)
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.625% 1/15/08 and pay semi-annually a floating rate based on 6-month LIBOR minus 21.5 basis points with Goldman Sachs	Jan. 2008	44,750,000	(414,618)
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09 and pay semi-annually a floating rate based on 6-month LIBOR minus 20 basis points with Goldman Sachs	Jan. 2009	20,000,000	(799,542)
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 3.875% 1/15/09 and pay semi-annually a floating rate based on 6-month LIBOR minus 20.375 basis points with Goldman Sachs	Jan. 2009	100,000,000	(3,902,804)
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 4.25% 1/15/10 and pay semi-annually a floating rate based on 6-month LIBOR minus 19 basis points with Goldman Sachs	Jan. 2010	44,860,000	(390,408)
TOTAL TOTAL RETURN SWAPS		289,810,000	(5,776,496)
		$ 296,628,450	$ (5,733,368)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,823,312 or 0.2% of net assets.

(b) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $5,857,254.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$182,000 due 11/01/06 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 2,490
BNP Paribas Securities Corp.	19,924
Banc of America Securities LLC	59,273
Bank of America, NA	11,456
Barclays Capital, Inc.	29,128
Countrywide Securities Corp.	29,886
Credit Suisse Securities (USA) LLC	1,577
HSBC Securities (USA), Inc.	4,981
Morgan Stanley & Co., Inc.	3,362
Societe Generale, New York Branch	2,490
UBS Securities LLC	14,943
WestLB AG	2,490
$ 182,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 9,930,044

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 359,228,642	$ -	$ -	$ 359,300,857	3.2%
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	80.3%
AAA,AA,A	7.7%
BBB	3.6%
BB	0.3%
Not Rated	1.7%
Short-Term Investments and Net Other Assets	6.4%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Income Tax Information
At April 30, 2006, the fund had a capital loss carryforward of approximately $4,603,298 all of which will expire on April 30, 2014.
The fund intends to elect to defer to its fiscal year ending April 30, 2007 approximately $22,038,177 of losses recognized during the period November 1, 2005 to April 30, 2006.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $182,000) - See accompanying schedule: Unaffiliated issuers (cost $1,422,193,854)	$ 1,406,061,091
Fidelity Central Funds (cost $359,164,890)	359,300,857
Total Investments (cost $1,781,358,744)		$ 1,765,361,948
Cash		101
Receivable for investments sold		22,824,990
Receivable for swap agreements		13,418
Receivable for fund shares sold		1,240,634
Interest receivable		9,138,513
Receivable from investment adviser for expense reductions		7,428
Total assets		1,798,587,032

Liabilities
Payable for investments purchased	$ 21,158,323
Payable for fund shares redeemed	4,684,526
Distributions payable	358,056
Swap agreements, at value	5,733,368
Accrued management fee	471,904
Distribution fees payable	112,449
Other affiliated payables	223,220
Total liabilities		32,741,846

Net Assets		$ 1,765,845,186
Net Assets consist of:
Paid in capital		$ 1,784,474,494
Undistributed net investment income		32,879,747
Accumulated undistributed net realized gain (loss) on investments		(29,778,891)
Net unrealized appreciation (depreciation) on investments		(21,730,164)
Net Assets		$ 1,765,845,186

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2006 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($76,049,386 ÷ 6,963,007 shares)	$ 10.92

Maximum offering price per share (100/95.25 of $10.92)	$ 11.46
Class T: Net Asset Value and redemption price per share ($77,908,399 ÷ 7,126,212 shares)	$ 10.93

Maximum offering price per share (100/96.50 of $10.93)	$ 11.33
Class B: Net Asset Value and offering price per share ($43,695,864 ÷ 3,998,325 shares)A	$ 10.93

Class C: Net Asset Value and offering price per share ($64,099,935 ÷ 5,870,793 shares)A	$ 10.92

Inflation-Protected Bond: Net Asset Value, offering price and redemption price per share ($1,397,674,763 ÷ 127,631,666 shares)	$ 10.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($106,416,839 ÷ 9,737,282 shares)	$ 10.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended October 31, 2006 (Unaudited)

Investment Income
Interest		$ 15,310,272
Inflation principal income		35,323,293
Income from Fidelity Central Funds		9,930,044
Total income		60,563,609

Expenses
Management fee	$ 2,851,315
Transfer agent fees	1,043,785
Distribution fees	716,945
Fund wide operations fee	263,722
Independent trustees' compensation	3,390
Miscellaneous	2,304
Total expenses before reductions	4,881,461
Expense reductions	(73,290)	4,808,171
Net investment income		55,755,438
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(683,864)
Swap agreements	(1,862,333)
Total net realized gain (loss)		(2,546,197)
Change in net unrealized appreciation (depreciation) on: Investment securities	13,963,321
Swap agreements	(1,470,054)
Total change in net unrealized appreciation (depreciation)		12,493,267
Net gain (loss)		9,947,070
Net increase (decrease) in net assets resulting from operations		$ 65,702,508

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended October 31, 2006 (Unaudited)	Year ended April 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 55,755,438	$ 92,598,418
Net realized gain (loss)	(2,546,197)	(26,602,488)
Change in net unrealized appreciation (depreciation)	12,493,267	(95,312,686)
Net increase (decrease) in net assets resulting from operations	65,702,508	(29,316,756)
Distributions to shareholders from net investment income	(20,373,766)	(29,896,156)
Distributions to shareholders from net realized gain	-	(81,522,412)
Tax return of capital	-	(8,386,917)
Total distributions	(20,373,766)	(119,805,485)
Share transactions - net increase (decrease)	(61,083,983)	(14,546,592)
Total increase (decrease) in net assets	(15,755,241)	(163,668,833)

Net Assets
Beginning of period	1,781,600,427	1,945,269,260
End of period (including undistributed net investment income of $32,879,747 and distributions in excess of net investment income of $2,501,926, respectively)	$ 1,765,845,186	$ 1,781,600,427

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended October 31, 2006	Years ended April 30,
	(Unaudited)	2006	2005	2004	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 11.48	$ 10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income E	.331	.500	.407	.323	.236
Net realized and unrealized gain (loss)	.056	(.676)	.620	.23 6 H	.080
Total from investment operations	.387	(.176)	1.027	.559	.316
Distributions from net investment income	(.117)	(.154)	(.132)	(.148)	(.106)
Distributions from net realized gain	-	(.453)	(.335)	(.261)	(.050)
Tax return of capital	-	(.047)	-	-	-
Total distributions	(.117)	(.654)	(.467)	(.409)	(.156)
Net asset value, end of period	$ 10.92	$ 10.65	$ 11.48	$ 10.92	$ 10.77
Total Return B, C, D	3.65%	(1.62)%	9.58%	5.20%	3.02%
Ratios to Average Net Assets F, J
Expenses before reductions	.69% A	.70%	.81%	.84%	.86% A
Expenses net of fee waivers, if any	.65% A	.65%	.65%	.65%	.65% A
Expenses net of all reductions	.65% A	.65%	.65%	.65%	.65% A
Net investment income	6.09% A	4.50%	3.63%	2.94%	3.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 76,049	$ 86,364	$ 75,422	$ 31,656	$ 10,403
Portfolio turnover rate G	12% A	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended October 31, 2006	Years ended April 30,
	(Unaudited)	2006	2005	2004	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 11.49	$ 10.93	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income E	.326	.489	.397	.313	.229
Net realized and unrealized gain (loss)	.056	(.676)	.619	.246 H	.081
Total from investment operations	.382	(.187)	1.016	.559	.310
Distributions from net investment income	(.112)	(.143)	(.121)	(.138)	(.100)
Distributions from net realized gain	-	(.453)	(.335)	(.261)	(.050)
Tax return of capital	-	(.047)	-	-	-
Total distributions	(.112)	(.643)	(.456)	(.399)	(.150)
Net asset value, end of period	$ 10.93	$ 10.66	$ 11.49	$ 10.93	$ 10.77
Total Return B, C, D	3.59%	(1.71)%	9.47%	5.19%	2.96%
Ratios to Average Net Assets F, J
Expenses before reductions	.77% A	.78%	.90%	.95%	.99% A
Expenses net of fee waivers, if any	.75% A	.75%	.75%	.75%	.75% A
Expenses net of all reductions	.75% A	.75%	.75%	.75%	.75% A
Net investment income	5.99% A	4.40%	3.53%	2.84%	3.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,908	$ 86,613	$ 84,596	$ 44,266	$ 11,274
Portfolio turnover rate G	12% A	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended October 31, 2006	Years ended April 30,
	(Unaudited)	2006	2005	2004	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 11.48	$ 10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income E	.290	.418	.324	.242	.190
Net realized and unrealized gain (loss)	.066	(.678)	.619	.235 H	.082
Total from investment operations	.356	(.260)	.943	.477	.272
Distributions from net investment income	(.076)	(.070)	(.048)	(.066)	(.062)
Distributions from net realized gain	-	(.453)	(.335)	(.261)	(.050)
Tax return of capital	-	(.047)	-	-	-
Total distributions	(.076)	(.570)	(.383)	(.327)	(.112)
Net asset value, end of period	$ 10.93	$ 10.65	$ 11.48	$ 10.92	$ 10.77
Total Return B, C, D	3.36%	(2.36)%	8.76%	4.41%	2.60%
Ratios to Average Net Assets F, J
Expenses before reductions	1.48% A	1.49%	1.61%	1.61%	1.65% A
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40%	1.40% A
Expenses net of all reductions	1.40% A	1.40%	1.40%	1.40%	1.40% A
Net investment income	5.34% A	3.75%	2.88%	2.20%	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,696	$ 48,972	$ 56,052	$ 38,608	$ 21,426
Portfolio turnover rate G	12% A	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended October 31, 2006	Years ended April 30,
	(Unaudited)	2006	2005	2004	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 11.47	$ 10.91	$ 10.76	$ 10.61
Income from Investment Operations
Net investment income E	.285	.406	.312	.230	.184
Net realized and unrealized gain (loss)	.066	(.677)	.619	.235 H	.072
Total from investment operations	.351	(.271)	.931	.465	.256
Distributions from net investment income	(.071)	(.059)	(.036)	(.054)	(.056)
Distributions from net realized gain	-	(.453)	(.335)	(.261)	(.050)
Tax return of capital	-	(.047)	-	-	-
Total distributions	(.071)	(.559)	(.371)	(.315)	(.106)
Net asset value, end of period	$ 10.92	$ 10.64	$ 11.47	$ 10.91	$ 10.76
Total Return B, C, D	3.31%	(2.46)%	8.66%	4.31%	2.44%
Ratios to Average Net Assets F, J
Expenses before reductions	1.53% A	1.55%	1.67%	1.69%	1.73% A
Expenses net of fee waivers, if any	1.50% A	1.50%	1.50%	1.50%	1.50% A
Expenses net of all reductions	1.50% A	1.50%	1.50%	1.50%	1.50% A
Net investment income	5.24% A	3.65%	2.78%	2.09%	3.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 64,100	$ 74,329	$ 71,407	$ 46,876	$ 19,936
Portfolio turnover rate G	12% A	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Inflation-Protected Bond

	Six months ended October 31, 2006	Years ended April 30,
	(Unaudited)	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 11.50	$ 10.94	$ 10.79	$ 10.00
Income from Investment Operations
Net investment income D	.343	.525	.426	.341	.358
Net realized and unrealized gain (loss)	.065	(.679)	.618	.235 G	.653
Total from investment operations	.408	(.154)	1.044	.576	1.011
Distributions from net investment income	(.128)	(.176)	(.149)	(.165)	(.171)
Distributions from net realized gain	-	(.453)	(.335)	(.261)	(.050)
Tax return of capital	-	(.047)	-	-	-
Total distributions	(.128)	(.676)	(.484)	(.426)	(.221)
Net asset value, end of period	$ 10.95	$ 10.67	$ 11.50	$ 10.94	$ 10.79
Total Return B, C	3.84%	(1.42)%	9.73%	5.35%	10.19%
Ratios to Average Net Assets E, I
Expenses before reductions	.45% A	.47%	.63%	.67%	.69% A
Expenses net of fee waivers, if any	.45% A	.45%	.50%	.50%	.50% A
Expenses net of all reductions	.44% A	.45%	.50%	.50%	.50% A
Net investment income	6.29% A	4.70%	3.78%	3.09%	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,397,675	$ 1,400,656	$ 1,579,697	$ 1,142,388	$ 540,338
Portfolio turnover rate F	12% A	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period June 26, 2002 (commencement of operations) to April 30, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended October 31, 2006	Years ended April 30,
	(Unaudited)	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 11.48	$ 10.92	$ 10.77	$ 10.61
Income from Investment Operations
Net investment income D	.340	.517	.425	.337	.243
Net realized and unrealized gain (loss)	.066	(.676)	.619	.239 G	.082
Total from investment operations	.406	(.159)	1.044	.576	.325
Distributions from net investment income	(.126)	(.171)	(.149)	(.165)	(.115)
Distributions from net realized gain	-	(.453)	(.335)	(.261)	(.050)
Tax return of capital	-	(.047)	-	-	-
Total distributions	(.126)	(.671)	(.484)	(.426)	(.165)
Net asset value, end of period	$ 10.93	$ 10.65	$ 11.48	$ 10.92	$ 10.77
Total Return B, C	3.83%	(1.47)%	9.74%	5.36%	3.10%
Ratios to Average Net Assets E, I
Expenses before reductions	.49% A	.50%	.61%	.67%	.73% A
Expenses net of fee waivers, if any	.49% A	.50%	.50%	.50%	.50% A
Expenses net of all reductions	.49% A	.50%	.50%	.50%	.50% A
Net investment income	6.25% A	4.65%	3.78%	3.10%	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 106,417	$ 84,666	$ 78,096	$ 66,324	$ 2,569
Portfolio turnover rate F	12% A	71%	117%	117%	211% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period October 2, 2002 (commencement of sale of shares) to April 30, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Inflation-Protected Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Inflation-Protected Bond, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Inflation income is distributed as a short-term capital gain. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, capital loss carryforwards, tax return of capital distributions and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 17,618,306
Unrealized depreciation	(36,527,159)
Net unrealized appreciation (depreciation)	$ (18,908,853)
Cost for federal income tax purposes	$ 1,784,270,801

Semiannual Report

1. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Semiannual Report

3. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities and U.S. government securities, aggregated $0 and $1,818,433, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 60,239	$ 693
Class T	0%	.25%	104,805	36,617
Class B	.65%	.25%	208,042	150,251
Class C	.75%	.25%	343,859	81,293
			$ 716,945	$ 268,854

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10,353
Class T	4,718
Class B*	75,611
Class C*	8,591
$ 99,273

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Inflation-Protected Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Inflation-Protected Bond shares. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FSC receives an asset-based fee of .10% of Inflation-Protected Bond's average net assets. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 80,526.20
Class T	72,546.17
Class B	55,407.24
Class C	65,050.19
Inflation-Protected Bond	704,405.10
Institutional Class	65,851.14
	$ 1,043,785

*Annualized

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or, for each non Money Market Central Fund, at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Fixed-Income Central Fund.

Central Fund	Investment Adviser	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $2,304 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	.65%	$ 18,262
Class T	.75%	7,010
Class B	1.40%	17,986
Class C	1.50%	9,179
		$ 52,437

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $339. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 771
Inflation-Protected Bond	19,743
$ 20,514

Semiannual Report

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the Fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2006	Year ended April 30, 2006
From net investment income
Class A	$ 877,311	$ 1,312,931
Class T	869,550	1,204,023
Class B	328,347	353,737
Class C	455,386	421,809
Inflation-Protected Bond	16,746,376	25,341,630
Institutional Class	1,096,796	1,262,026
Total	$ 20,373,766	$ 29,896,156
From net realized gain
Class A	$ -	$ 3,842,397
Class T	-	3,740,883
Class B	-	2,416,984
Class C	-	3,324,136
Inflation-Protected Bond	-	64,989,080
Institutional Class	-	3,208,932
Total	$ -	$ 81,522,412

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders - continued

	Six months ended October 31, 2006	Year ended April 30, 2006
Tax return of capital
Class A	$ -	$ 404,262
Class T	-	366,812
Class B	-	122,760
Class C	-	160,665
Inflation-Protected Bond	-	6,970,809
Institutional Class	-	361,609
Total	$ -	$ 8,386,917

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2006	Year ended April 30, 2006	Six months ended October 31, 2006	Year ended April 30, 2006
Class A
Shares sold	1,042,694	4,895,107	$ 11,211,395	$ 54,909,954
Reinvestment of distributions	66,722	445,006	722,166	4,889,124
Shares redeemed	(2,259,157)	(3,798,608)	(24,314,110)	(41,608,961)
Net increase (decrease)	(1,149,741)	1,541,505	$ (12,380,549)	$ 18,190,117
Class T
Shares sold	779,291	4,302,319	$ 8,387,636	$ 48,007,282
Reinvestment of distributions	76,150	465,170	825,130	5,119,999
Shares redeemed	(1,857,303)	(4,003,697)	(20,057,480)	(44,065,682)
Net increase (decrease)	(1,001,862)	763,792	$ (10,844,714)	$ 9,061,599
Class B
Shares sold	226,657	1,289,047	$ 2,450,305	$ 14,514,236
Reinvestment of distributions	24,259	217,525	262,781	2,391,650
Shares redeemed	(849,992)	(1,790,324)	(9,166,328)	(19,803,215)
Net increase (decrease)	(599,076)	(283,752)	$ (6,453,242)	$ (2,897,329)
Class C
Shares sold	448,392	2,898,117	$ 4,819,966	$ 32,422,174
Reinvestment of distributions	32,277	288,659	349,272	3,167,652
Shares redeemed	(1,594,377)	(2,426,088)	(17,150,878)	(26,792,814)
Net increase (decrease)	(1,113,708)	760,688	$ (11,981,640)	$ 8,797,012

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended October 31, 2006	Year ended April 30, 2006	Six months ended October 31, 2006	Year ended April 30, 2006
Inflation-Protected Bond
Shares sold	17,544,217	69,173,296	$ 188,909,233	$ 772,283,260
Reinvestment of distributions	1,465,940	8,358,958	15,917,146	92,279,455
Shares redeemed	(22,605,286)	(83,611,070)	(243,670,830)	(924,846,053)
Net increase (decrease)	(3,595,129)	(6,078,816)	$ (38,844,451)	$ (60,283,338)
Institutional Class
Shares sold	2,758,802	3,079,741	$ 29,866,852	$ 34,201,539
Reinvestment of distributions	22,714	93,332	246,198	1,026,025
Shares redeemed	(992,019)	(2,025,876)	(10,692,437)	(22,642,217)
Net increase (decrease)	1,789,497	1,147,197	$ 19,420,613	$ 12,585,347

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 15, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	12,490,841,660.35	96.152
Withheld	499,815,954.64	3.848
TOTAL	12,990,657,614.99	100.000
Albert R. Gamper, Jr.
Affirmative	12,484,697,855.13	96.105
Withheld	505,959,759.86	3.895
TOTAL	12,990,657,614.99	100.000
Robert M. Gates
Affirmative	12,463,041,831.69	95.938
Withheld	527,615,783.30	4.062
TOTAL	12,990,657,614.99	100.000
George H. Heilmeier
Affirmative	12,466,216,940.77	95.963
Withheld	524,440,674.22	4.037
TOTAL	12,990,657,614.99	100.000
Edward C. Johnson 3d
Affirmative	12,405,249,751.57	95.494
Withheld	585,407,863.41	4.506
TOTAL	12,990,657,614.98	100.000
Stephen P. Jonas
Affirmative	12,473,931,200.89	96.022
Withheld	516,726,414.10	3.978
TOTAL	12,990,657,614.99	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	12,487,395,627.79	96.126
Withheld	503,261,987.19	3.874
TOTAL	12,990,657,614.98	100.000
Ned C. Lautenbach
Affirmative	12,484,406,625.33	96.103
Withheld	506,250,989.66	3.897
TOTAL	12,990,657,614.99	100.000
William O. McCoy
Affirmative	12,444,377,462.06	95.795
Withheld	546,280,152.93	4.205
TOTAL	12,990,657,614.99	100.000
Robert L. Reynolds
Affirmative	12,474,663,536.01	96.028
Withheld	515,994,078.98	3.972
TOTAL	12,990,657,614.99	100.000
Cornelia M. Small
Affirmative	12,488,479,519.53	96.134
Withheld	502,178,095.46	3.866
TOTAL	12,990,657,614.99	100.000
William S. Stavropoulos
Affirmative	12,457,606,455.61	95.897
Withheld	533,051,159.38	4.103
TOTAL	12,990,657,614.99	100.000
Kenneth L. Wolfe
Affirmative	12,469,367,261.16	95.987
Withheld	521,290,353.83	4.013
TOTAL	12,990,657,614.99	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Inflation-Protected Bond Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2005, the cumulative total returns of Class C and Fidelity Inflation-Protected Bond (retail class), the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and Fidelity Inflation-Protected Bond (retail class) represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Inflation-Protected Bond Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Fidelity Inflation-Protected Bond (retail class) was in the second quartile for all the periods shown. The Board also stated that the relative investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Inflation-Protected Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that it had approved changes (effective June 1, 2005) in the contractual arrangements for the fund that (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Inflation-Protected Bond (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Inflation-Protected Bond (retail class) to 45 basis points. These contractual arrangements may not be increased without Board approval. The fund's Advisor classes continue to be subject to different class-level expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expenses of each class ranked below its competitive median for 2005. The Board considered that each class's total expenses reflect the contractual arrangements for 2005, as if the contractual arrangements were in effect for the entire year.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board noted that because the contractual arrangements that went into effect June 1, 2005 set the total fund-level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses. The Board realized, however, that the 35 basis point fee rate was below the lowest management fee rate available under the contractual arrangements that existed prior to June 1, 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including (Advisor classes only) reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases. The Board also noted that the reduction in the fund's individual fund fee rate by 10 basis points delivers significant economies to fund shareholders. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research
(Far East) Inc.)

Fidelity Investments Money
Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AIFBI-USAN-1206
1.784856.103

(Fidelity Investment logo)(registered trademark)

Fidelity®

High Income

Fund

Semiannual Report

October 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2006 to October 31, 2006).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2006	Ending Account Value October 31, 2006	Expenses Paid During Period* May 1, 2006 to October 31, 2006
Actual	$ 1,000.00	$ 1,043.50	$ 3.86
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.42	$ 3.82

* Expenses are equal to the Fund's annualized expense ratio of .75%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Five Holdings as of October 31, 2006
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
General Motors Acceptance Corp.	2.2	3.5
Intelsat Ltd.	2.0	0.5
SunGard Data Systems, Inc.	1.9	2.0
Georgia-Pacific Corp.	1.7	2.2
Ford Motor Credit Co.	1.7	0.9
	9.5
Top Five Market Sectors as of October 31, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	11.6	6.7
Technology	10.0	7.9
Energy	7.3	6.7
Electric Utilities	7.1	8.9
Healthcare	6.9	7.9
Quality Diversification (% of fund's net assets)
As of October 31, 2006	As of April 30, 2006
AAA,AA,A 0.0%	AAA,AA,A 0.0%
BBB 1.0%	BBB 1.4%
BB 35.0%	BB 29.3%
B 45.1%	B 45.3%
CCC,CC,C 10.1%	CCC,CC,C 10.0%
D 0.1%	D 0.1%
Not Rated 1.3%	Not Rated 2.0%
Equities 0.7%	Equities 1.0%
Short-Term Investments and Net Other Assets 6.7%	Short-Term nvestments and Net Other Assets 10.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of October 31, 2006*		As of April 30, 2006**
	Nonconvertible Bonds 84.8%		Nonconvertible Bonds 79.4%
	Common Stocks 0.7%		Common Stocks 1.0%
	Floating Rate Loans 7.8%		Floating Rate Loans 8.7%
	Short-Term Investments and Net Other Assets 6.7%		Short-Term Investments and Net Other Assets 10.9%
* Foreign investments	12.5%	** Foreign investments	8.8%

Semiannual Report

Investments October 31, 2006

Showing Percentage of Net Assets

Nonconvertible Bonds - 84.8%
	Principal Amount (000s)	Value (Note 1) (000s)
Aerospace - 0.6%
L-3 Communications Corp.:
5.875% 1/15/15	$ 6,775	$ 6,555
6.125% 1/15/14	8,790	8,658
6.375% 10/15/15	10,680	10,547
		25,760
Air Transportation - 0.4%
Continental Airlines, Inc. pass thru trust certificates:
6.9% 7/2/18	1,750	1,737
7.568% 12/1/06	4,005	4,005
8.312% 10/2/12	1,476	1,487
Delta Air Lines, Inc.:
7.9% 12/15/09 (f)	14,295	5,146
8.3% 12/15/29 (f)	4,760	1,714
Northwest Airlines, Inc. pass thru trust certificates 7.626% 4/1/10	3,558	3,362
		17,451
Automotive - 5.6%
Commercial Vehicle Group, Inc. 8% 7/1/13	3,830	3,715
Cooper Standard Auto, Inc. 7% 12/15/12	2,400	2,106
Ford Motor Credit Co.:
7% 10/1/13	4,740	4,396
9.75% 9/15/10 (d)	6,858	7,064
9.8238% 4/15/12 (e)	9,450	9,840
9.875% 8/10/11	41,030	42,397
10.64% 6/15/11 (d)(e)	8,075	8,459
General Motors Acceptance Corp.:
6.2738% 1/16/07 (e)	10,000	9,999
6.75% 12/1/14	43,695	43,040
6.875% 9/15/11	16,250	16,291
6.875% 8/28/12	8,890	8,914
8% 11/1/31	17,495	18,632
General Motors Corp.:
8.25% 7/15/23	4,855	4,309
8.375% 7/15/33	8,545	7,584
GMAC LLC 6.125% 1/22/08	14,000	13,931
Goodyear Tire & Rubber Co. 9% 7/1/15	11,770	11,858
Stoneridge, Inc. 11.5% 5/1/12	4,370	4,348
Tenneco, Inc. 8.625% 11/15/14	17,000	17,043
Visteon Corp. 7% 3/10/14	7,440	6,547
		240,473
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Broadcasting - 0.7%
Nexstar Broadcasting, Inc. 7% 1/15/14	$ 23,870	$ 22,080
Paxson Communications Corp. 8.6238% 1/15/12 (d)(e)	5,000	5,075
Radio One, Inc. 8.875% 7/1/11	3,715	3,813
		30,968
Building Materials - 1.3%
Building Materials Corp. of America 7.75% 8/1/14	11,955	10,730
Goodman Global Holdings, Inc. 8.3294% 6/15/12 (e)	2,108	2,140
Interline Brands, Inc. 8.125% 6/15/14	2,000	2,045
Nortek, Inc. 8.5% 9/1/14	10,255	9,794
RMCC Acquisition Co. 9.5% 11/1/12 (d)	22,005	22,885
Texas Industries, Inc. 7.25% 7/15/13	6,670	6,703
		54,297
Cable TV - 4.5%
Cablevision Systems Corp.:
8% 4/15/12	4,605	4,467
9.87% 4/1/09 (e)	5,015	5,228
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13	3,000	3,045
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15	17,964	17,245
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
10.25% 9/15/10	5,000	5,163
10.25% 9/15/10	4,770	4,925
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (d)	18,380	18,748
8.375% 4/30/14 (d)	12,860	13,117
CSC Holdings, Inc. 7.625% 4/1/11	18,870	18,870
DirecTV Holdings LLC/DirecTV Financing, Inc. 6.375% 6/15/15	11,660	11,135
EchoStar DBS Corp.:
5.75% 10/1/08	9,940	9,878
7% 10/1/13 (d)	19,870	19,622
7.125% 2/1/16 (d)	19,010	18,582
FrontierVision Operating Partners LP/FrontierVision Capital Corp. 11% 10/15/06 (f)	2,000	2,940
Kabel Deutschland GmbH 10.625% 7/1/14 (d)	6,270	6,772
NTL Cable PLC 9.125% 8/15/16	6,470	6,794
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Cable TV - continued
Rogers Cable, Inc. 6.75% 3/15/15	$ 14,310	$ 14,507
Videotron Ltee 6.875% 1/15/14	12,670	12,575
		193,613
Capital Goods - 1.2%
Case New Holland, Inc.:
7.125% 3/1/14	10,610	10,504
9.25% 8/1/11	4,920	5,215
Chart Industries, Inc. 9.125% 10/15/15 (d)	5,040	5,279
Hawk Corp. 8.75% 11/1/14	4,189	4,158
Invensys PLC 9.875% 3/15/11 (d)	19,209	20,938
Sensus Metering Systems, Inc. 8.625% 12/15/13	5,260	5,155
Terex Corp. 9.25% 7/15/11	2,000	2,120
		53,369
Chemicals - 1.4%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	8,010	8,791
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp. Series B, 0% 10/1/14 (c)	6,595	5,490
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	16,700	17,869
Lyondell Chemical Co.:
8.25% 9/15/16	7,330	7,532
9.5% 12/15/08	12,389	12,714
Phibro Animal Health Corp. 10% 8/1/13 (d)	7,420	7,680
		60,076
Consumer Products - 0.8%
Jostens IH Corp. 7.625% 10/1/12	3,300	3,333
K2, Inc. 7.375% 7/1/14	18,450	18,219
NPI Merger Corp.:
9.4% 10/15/13 (d)(e)	7,150	7,347
10.75% 4/15/14 (d)	2,700	2,899
Riddell Bell Holdings, Inc. 8.375% 10/1/12	4,715	4,644
		36,442
Containers - 1.4%
Berry Plastics Holding Corp. 8.875% 9/15/14 (d)	15,000	15,169
BWAY Corp. 10% 10/15/10	8,735	9,172
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14	5,330	5,090
7.75% 5/15/11	3,750	3,848
8.25% 5/15/13	3,000	3,094
8.75% 11/15/12	3,000	3,173
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Containers - continued
Owens-Brockway Glass Container, Inc.: - continued
8.875% 2/15/09	$ 3,516	$ 3,604
Owens-Illinois, Inc.:
7.35% 5/15/08	2,020	2,020
7.5% 5/15/10	14,000	14,105
		59,275
Diversified Financial Services - 0.4%
E*TRADE Financial Corp. 7.375% 9/15/13	3,310	3,384
Residential Capital Corp.:
6.375% 6/30/10	4,655	4,724
6.7419% 6/29/07 (e)	10,000	10,056
		18,164
Diversified Media - 1.7%
Advanstar Communications, Inc. 10.75% 8/15/10	3,560	3,827
Affinion Group, Inc. 11.5% 10/15/15	7,250	7,558
CanWest Media, Inc. 8% 9/15/12	2,660	2,633
LBI Media Holdings, Inc. 0% 10/15/13 (c)	8,870	7,495
LBI Media, Inc. 10.125% 7/15/12	9,390	9,977
Liberty Media Corp. 5.7% 5/15/13	10,690	10,088
Nielsen Finance LLC/Co. 10% 8/1/14 (d)	28,510	29,685
		71,263
Electric Utilities - 6.6%
AES Corp.:
8.75% 6/15/08	1,628	1,683
8.75% 5/15/13 (d)	26,680	28,614
8.875% 2/15/11	906	972
9% 5/15/15 (d)	3,295	3,542
9.375% 9/15/10	13,149	14,234
9.5% 6/1/09	17,342	18,513
AES Gener SA 7.5% 3/25/14	7,915	8,232
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (d)	14,485	15,752
Aquila, Inc. 14.875% 7/1/12	4,405	5,760
Calpine Generating Co. LLC 0% 4/1/09 (e)	5,000	5,125
CMS Energy Corp.:
7.75% 8/1/10	22,460	23,583
8.5% 4/15/11	11,175	12,069
8.9% 7/15/08	19,995	20,945
9.875% 10/15/07	8,860	9,192
Dynegy Holdings, Inc. 8.375% 5/1/16	10,595	10,886
Mirant Americas Generation LLC 8.3% 5/1/11	14,710	14,875
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Electric Utilities - continued
Mirant North America LLC 7.375% 12/31/13	$ 5,510	$ 5,579
Nevada Power Co.:
5.875% 1/15/15	2,950	2,953
5.95% 3/15/16	3,070	3,080
9% 8/15/13	1,886	2,051
NRG Energy, Inc.:
7.25% 2/1/14	29,460	29,828
7.375% 2/1/16	4,770	4,830
Reliant Energy, Inc. 6.75% 12/15/14	6,270	5,988
Sierra Pacific Power Co. 6.25% 4/15/12	2,270	2,320
Sierra Pacific Resources:
6.75% 8/15/17	4,320	4,298
7.803% 6/15/12	5,000	5,213
TECO Energy, Inc.:
6.125% 5/1/07	10,905	10,886
7.3713% 5/1/10 (e)	7,370	7,517
Tenaska Alabama Partners LP 7% 6/30/21 (d)	4,240	4,208
Western Resources, Inc. 7.125% 8/1/09	3,940	4,058
		286,786
Energy - 7.0%
ANR Pipeline, Inc. 8.875% 3/15/10	2,395	2,515
Atlas Pipeline Partners LP 8.125% 12/15/15	6,980	7,120
Berry Petroleum Co. 8.25% 11/1/16	5,000	5,013
Chesapeake Energy Corp.:
6.5% 8/15/17	30,090	28,285
6.625% 1/15/16	7,960	7,721
6.875% 1/15/16	2,980	2,939
7% 8/15/14	4,960	4,966
7.5% 9/15/13	4,000	4,085
7.5% 6/15/14	7,430	7,569
Dresser-Rand Group, Inc. 7.375% 11/1/14	3,693	3,647
El Paso Corp.:
6.5% 6/1/08	10,660	10,715
7.625% 9/1/08	7,970	8,184
7.75% 6/15/10	7,795	8,123
7.875% 6/15/12	10,430	10,860
10.75% 10/1/10	770	851
El Paso Energy Corp.:
6.95% 12/15/07	1,480	1,497
7.375% 12/15/12	8,485	8,665
El Paso Performance-Linked Trust 7.75% 7/15/11 (d)	20,000	20,750
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Energy - continued
El Paso Production Holding Co. 7.75% 6/1/13	$ 12,115	$ 12,388
Hanover Compressor Co.:
7.5% 4/15/13	1,410	1,406
8.625% 12/15/10	2,030	2,111
9% 6/1/14	3,710	3,947
Harvest Operations Corp. 7.875% 10/15/11	3,710	3,487
Hilcorp Energy I LP/Hilcorp Finance Co. 9% 6/1/16 (d)	9,470	9,825
Northwest Pipeline Corp. 8.125% 3/1/10	2,220	2,298
Petrohawk Energy Corp. 9.125% 7/15/13 (d)	19,200	19,584
Plains Exploration & Production Co. 7.125% 6/15/14	2,220	2,381
Pogo Producing Co.:
6.625% 3/15/15	5,640	5,372
7.875% 5/1/13 (d)	6,940	7,027
Premcor Refining Group, Inc. 9.25% 2/1/10	5,000	5,264
Pride International, Inc. 7.375% 7/15/14	3,650	3,760
Range Resources Corp. 7.375% 7/15/13	16,370	16,452
Sonat, Inc.:
6.625% 2/1/08	12,595	12,674
7.625% 7/15/11	1,485	1,522
Southern Natural Gas Co. 8.875% 3/15/10	2,810	2,951
Stone Energy Corp. 6.75% 12/15/14	1,720	1,647
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (d)	3,190	3,182
Tennessee Gas Pipeline Co.:
7% 10/15/28	7,600	7,638
8.375% 6/15/32	1,885	2,196
Williams Companies, Inc.:
6.375% 10/1/10 (d)	9,860	9,848
7.125% 9/1/11	13,320	13,753
8.75% 3/15/32	5,000	5,513
		299,731
Environmental - 1.1%
Allied Waste North America, Inc.:
5.75% 2/15/11	8,475	8,115
7.125% 5/15/16	17,290	17,074
8.5% 12/1/08	21,150	22,260
		47,449
Food and Drug Retail - 1.1%
Albertsons, Inc. 7.45% 8/1/29	9,925	9,638
Jean Coutu Group, Inc. 7.625% 8/1/12	7,200	7,560
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Food and Drug Retail - continued
Rite Aid Corp.:
6.875% 8/15/13	$ 1,093	$ 918
7.7% 2/15/27	4,725	3,756
Stater Brothers Holdings, Inc. 8.89% 6/15/10 (e)	5,560	5,588
SUPERVALU, Inc. 7.5% 11/15/14	17,750	18,038
		45,498
Food/Beverage/Tobacco - 1.2%
Dean Foods Co. 8.15% 8/1/07	5,198	5,269
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	20,960	21,694
Reynolds American, Inc. 7.625% 6/1/16 (d)	17,330	18,300
Swift & Co. 10.125% 10/1/09	5,665	5,835
		51,098
Gaming - 2.8%
Mandalay Resort Group 9.5% 8/1/08	5,385	5,695
MGM Mirage, Inc.:
5.875% 2/27/14	14,850	13,606
6% 10/1/09	980	968
6.625% 7/15/15	12,005	11,375
6.75% 9/1/12	9,860	9,614
9.75% 6/1/07	4,850	4,947
Park Place Entertainment Corp. 8.125% 5/15/11	3,000	3,068
Penn National Gaming, Inc. 6.875% 12/1/11	9,970	9,995
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (d)	6,540	6,695
Station Casinos, Inc.:
6% 4/1/12	11,600	11,122
6.625% 3/15/18	8,145	7,208
7.75% 8/15/16	14,230	14,639
Virgin River Casino Corp./RBG LLC/B&BB, Inc. 9% 1/15/12	2,100	2,163
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	19,230	18,797
		119,892
Healthcare - 6.1%
AmeriPath, Inc. 10.5% 4/1/13	9,620	10,342
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15	5,430	5,783
Athena Neurosciences Finance LLC 7.25% 2/21/08	5,000	5,006
Bio-Rad Laboratories, Inc. 6.125% 12/15/14	5,000	4,650
Carriage Services, Inc. 7.875% 1/15/15	5,170	5,054
Community Health Systems, Inc. 6.5% 12/15/12	6,970	6,709
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Healthcare - continued
CRC Health Group, Inc. 10.75% 2/1/16	$ 4,750	$ 4,976
DaVita, Inc.:
6.625% 3/15/13	5,380	5,286
7.25% 3/15/15	9,065	8,997
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	4,260	4,175
HCA, Inc.:
5.5% 12/1/09	17,755	17,876
5.75% 3/15/14	6,895	5,395
6.5% 2/15/16	1,915	1,518
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	15,140	14,648
Omega Healthcare Investors, Inc. 7% 1/15/16	8,000	7,974
Psychiatric Solutions, Inc. 10.625% 6/15/13	5,249	5,721
ResCare, Inc. 7.75% 10/15/13	8,585	8,521
Senior Housing Properties Trust 7.875% 4/15/15	1,833	1,893
Service Corp. International (SCI):
7.375% 10/1/14 (d)	14,705	15,036
7.625% 10/1/18 (d)	7,230	7,375
7.75% 6/15/17 (d)(e)	8,900	8,589
Skilled Healthcare Group, Inc. 11% 1/15/14 (d)	7,350	8,085
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	13,300	13,599
Tenet Healthcare Corp.:
9.25% 2/1/15	13,605	12,891
9.875% 7/1/14	24,520	23,938
U.S. Oncology, Inc. 9% 8/15/12	6,120	6,350
Ventas Realty LP:
6.5% 6/1/16	19,020	18,687
6.625% 10/15/14	9,875	9,850
6.75% 6/1/10	4,810	4,942
6.75% 4/1/17	8,880	8,891
		262,757
Homebuilding/Real Estate - 1.6%
American Real Estate Partners/American Real Estate Finance Corp. 7.125% 2/15/13	8,280	8,218
Host Hotels & Resorts LP 6.875% 11/1/14 (d)	19,730	19,779
K. Hovnanian Enterprises, Inc. 6.375% 12/15/14	5,000	4,650
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (d)	28,460	28,779
Standard Pacific Corp. 7.75% 3/15/13	4,000	3,870
Technical Olympic USA, Inc. 9% 7/1/10	5,000	4,825
		70,121
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Hotels - 0.4%
Host Marriott LP:
6.375% 3/15/15	$ 10,515	$ 10,160
7.125% 11/1/13	5,865	5,931
		16,091
Insurance - 0.5%
Provident Companies, Inc. 7.25% 3/15/28	1,175	1,252
UnumProvident Corp.:
6.75% 12/15/28	6,795	6,523
7.625% 3/1/11	7,226	7,776
UnumProvident Finance Co. PLC 6.85% 11/15/15 (d)	5,000	5,225
		20,776
Leisure - 0.6%
Festival Fun Parks LLC 10.875% 4/15/14	8,540	8,369
Six Flags, Inc.:
9.625% 6/1/14	12,085	11,088
9.75% 4/15/13	2,000	1,850
Vail Resorts, Inc. 6.75% 2/15/14	5,620	5,487
		26,794
Metals/Mining - 2.9%
America Rock Salt Co. LLC 9.5% 3/15/14	3,920	4,038
Century Aluminum Co. 7.5% 8/15/14	2,510	2,523
Drummond Co., Inc. 7.375% 2/15/16 (d)	8,735	8,320
FMG Finance Pty Ltd.:
10% 9/1/13 (d)	9,480	9,196
10.625% 9/1/16 (d)	14,240	14,026
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	5,270	5,165
Massey Energy Co. 6.875% 12/15/13	21,410	20,072
Novelis, Inc. 8.25% 2/15/15 (d)(e)	17,915	16,974
Peabody Energy Corp.:
6.875% 3/15/13	9,935	10,084
7.375% 11/1/16	28,600	29,673
PNA Group, Inc. 10.75% 9/1/16 (d)	4,740	4,882
		124,953
Paper - 1.0%
Catalyst Paper Corp. 8.625% 6/15/11	3,990	3,990
Georgia-Pacific Corp.:
8.125% 5/15/11	2,585	2,669
8.875% 5/15/31	5,320	5,559
9.5% 12/1/11	14,263	15,511
Norampac, Inc. 6.75% 6/1/13	4,480	4,334
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Paper - continued
P.H. Glatfelter Co. 7.125% 5/1/16 (d)	$ 4,440	$ 4,462
Stone Container Corp.:
8.375% 7/1/12	3,000	2,910
9.75% 2/1/11	4,296	4,425
		43,860
Publishing/Printing - 1.2%
Cenveo Corp. 7.875% 12/1/13	8,960	8,445
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13	3,650	3,969
Houghton Mifflin Co.:
8.25% 2/1/11	8,955	9,224
9.875% 2/1/13	28,521	30,232
		51,870
Railroad - 0.0%
Kansas City Southern Railway Co. 7.5% 6/15/09	1,220	1,235
TFM SA de CV yankee 10.25% 6/15/07	860	884
		2,119
Restaurants - 0.9%
Carrols Corp. 9% 1/15/13	17,725	18,035
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	15,595	14,932
NE Restaurant, Inc. 10.75% 7/15/08	3,180	3,021
Uno Restaurant Corp. 10% 2/15/11 (d)	4,030	3,224
		39,212
Services - 3.8%
Ahern Rentals, Inc. 9.25% 8/15/13	11,800	12,154
Allied Security Escrow Corp. 11.375% 7/15/11	3,690	3,690
Ashtead Capital, Inc. 9% 8/15/16 (d)	9,340	9,807
Ashtead Holdings PLC 8.625% 8/1/15 (d)	3,300	3,358
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14 (d)	3,620	3,539
7.905% 5/15/14 (d)(e)	1,360	1,329
Corrections Corp. of America:
6.25% 3/15/13	16,770	16,309
6.75% 1/31/14	5,130	5,124
FTI Consulting, Inc.:
7.625% 6/15/13	2,000	2,015
7.75% 10/1/16 (d)	3,760	3,854
H&E Equipment Services, Inc. 8.375% 7/15/16 (d)	4,820	4,977
Hertz Corp.:
8.875% 1/1/14 (d)	17,270	18,090
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Services - continued
Hertz Corp.: - continued
10.5% 1/1/16 (d)	$ 7,170	$ 7,869
Hydrochem Industrial Services, Inc. 9.25% 2/15/13 (d)	20,585	20,431
Iron Mountain, Inc. 6.625% 1/1/16	10,470	9,973
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (d)	9,620	10,414
Penhall International Corp. 12% 8/1/14 (d)	8,070	8,595
United Rentals North America, Inc. 7% 2/15/14	23,665	22,659
		164,187
Shipping - 1.6%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15	9,143	10,114
Gulfmark Offshore, Inc. 7.75% 7/15/14	2,000	2,010
H-Lines Finance Holding Corp. 0% 4/1/13 (c)	1,811	1,666
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	5,625	5,217
OMI Corp. 7.625% 12/1/13	3,160	3,207
Seabulk International, Inc. 9.5% 8/15/13	7,985	8,644
Ship Finance International Ltd. 8.5% 12/15/13	35,500	34,613
Teekay Shipping Corp. 8.875% 7/15/11	5,000	5,325
		70,796
Steels - 0.6%
California Steel Industries, Inc. 6.125% 3/15/14	7,730	7,170
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	8,700	9,374
International Steel Group, Inc. 6.5% 4/15/14	8,335	8,335
		24,879
Super Retail - 3.4%
Asbury Automotive Group, Inc.:
8% 3/15/14	21,685	21,793
9% 6/15/12	13,835	14,302
AutoNation, Inc. 7.3738% 4/15/13 (e)	2,680	2,693
Couche Tard U.S. LP/Couche Tard Financing Corp. 7.5% 12/15/13	5,785	5,930
Dillard's, Inc. 6.69% 8/1/07	14,045	14,045
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	19,525	20,208
Linens 'n Things, Inc. 10.9988% 1/15/14 (e)	5,000	4,900
Michaels Stores, Inc. 10% 11/1/14 (d)	13,980	14,015
Neiman Marcus Group, Inc. 9% 10/15/15	21,960	23,552
Sonic Automotive, Inc. 8.625% 8/15/13	24,995	25,495
		146,933
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Technology - 8.9%
Activant Solutions, Inc. 9.5% 5/1/16 (d)	$ 3,320	$ 3,088
Amkor Technology, Inc.:
7.75% 5/15/13	6,550	5,780
9.25% 6/1/16	12,840	11,813
Avago Technologies Finance Ltd. 10.125% 12/1/13 (d)	20,880	22,081
Celestica, Inc. 7.875% 7/1/11	14,930	15,042
Freescale Semiconductor, Inc.:
6.875% 7/15/11	8,560	8,999
7.125% 7/15/14	12,760	13,669
IKON Office Solutions, Inc. 7.75% 9/15/15	9,165	9,543
Lucent Technologies, Inc.:
6.45% 3/15/29	22,750	20,361
6.5% 1/15/28	1,445	1,286
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.875% 12/15/11	10,595	8,847
8.64% 12/15/11 (e)	1,740	1,496
Nortel Networks Corp.:
9.6238% 7/15/11 (d)(e)	11,120	11,537
10.125% 7/15/13 (d)	5,040	5,349
10.75% 7/15/16 (d)	15,270	16,377
NXP BV:
7.875% 10/15/14 (d)	9,850	9,998
8.118% 10/15/13 (d)(e)	9,850	9,936
9.5% 10/15/15 (d)	43,460	43,569
Sanmina-SCI Corp. 8.125% 3/1/16	11,390	11,134
Seagate Technology HDD Holdings 6.8% 10/1/16	35,965	35,515
Serena Software, Inc. 10.375% 3/15/16	5,855	6,221
Solectron Global Finance Ltd. 8% 3/15/16	3,790	3,790
SunGard Data Systems, Inc.:
9.125% 8/15/13	32,000	33,040
9.9725% 8/15/13 (e)	7,870	8,145
Xerox Capital Trust I 8% 2/1/27	33,080	33,907
Xerox Corp.:
6.875% 8/15/11	10,000	10,313
7.125% 6/15/10	6,480	6,715
7.625% 6/15/13	14,500	15,153
		382,704
Telecommunications - 11.5%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	15,550	16,716
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Telecommunications - continued
Centennial Communications Corp.:
10% 1/1/13	$ 8,800	$ 9,130
11.1216% 1/1/13 (e)	8,000	8,320
Citizens Communications Co. 6.25% 1/15/13	9,135	8,907
Cricket Communications, Inc. 9.375% 11/1/14 (d)	19,860	20,257
Digicel Ltd. 9.25% 9/1/12 (d)	1,610	1,680
Dycom Investment, Inc. 8.125% 10/15/15	2,960	3,064
Intelsat Ltd.:
6.5% 11/1/13	6,985	5,763
7.625% 4/15/12	5,485	4,943
9.25% 6/15/16 (d)	47,470	50,537
11.25% 6/15/16 (d)	23,870	25,959
Intelsat Subsidiary Holding Co. Ltd.:
8.625% 1/15/15 (e)	5,000	5,175
10.4844% 1/15/12 (e)	8,730	8,850
Level 3 Financing, Inc.:
9.25% 11/1/14 (d)	20,770	20,900
11.8% 3/15/11 (e)	5,000	5,263
12.25% 3/15/13	16,000	18,040
MetroPCS Wireless, Inc. 9.25% 11/1/14 (d)	16,280	16,422
Millicom International Cellular SA 10% 12/1/13	11,840	12,728
Nextel Communications, Inc. 7.375% 8/1/15	22,580	23,319
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (d)	7,920	8,316
PanAmSat Corp.:
9% 8/15/14	3,105	3,245
9% 6/15/16 (d)	23,720	24,787
Qwest Communications International, Inc.:
7.25% 2/15/11	8,465	8,550
7.5% 2/15/14	15,725	15,922
7.5% 2/15/14	1,840	1,868
Qwest Corp.:
7.5% 10/1/14 (d)	24,500	25,694
7.625% 6/15/15	15,890	16,685
8.64% 6/15/13 (e)	20,090	21,621
Rogers Communications, Inc.:
6.375% 3/1/14	17,930	17,908
7.25% 12/15/12	3,310	3,442
7.5% 3/15/15	9,790	10,439
8% 12/15/12	3,790	3,998
8.515% 12/15/10 (e)	5,330	5,450
Rural Cellular Corp. 8.25% 3/15/12	5,440	5,603
U.S. West Capital Funding, Inc. 6.375% 7/15/08	6,000	5,985
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Telecommunications - continued
U.S. West Communications:
5.625% 11/15/08	$ 5,000	$ 4,988
6.875% 9/15/33	4,920	4,600
Wind Acquisition Finance SA 10.75% 12/1/15 (d)	7,565	8,407
Windstream Corp.:
8.125% 8/1/13 (d)	7,580	8,102
8.625% 8/1/16 (d)	21,725	23,437
		495,020
TOTAL NONCONVERTIBLE BONDS (Cost $3,582,726)		3,654,677
Common Stocks - 0.7%
	Shares
Cable TV - 0.3%
EchoStar Communications Corp. Class A (a)	150,860	5,359
NTL, Inc.	311,767	8,427
		13,786
Consumer Products - 0.0%
Revlon, Inc. Class A (sub. vtg.) (a)	1,332,328	1,772
Containers - 0.0%
Trivest 1992 Special Fund Ltd. (a)(h)	13,662,268	68
Energy - 0.1%
El Paso Corp.	300,000	4,110
Technology - 0.1%
Xerox Corp. (a)	300,000	5,100
Telecommunications - 0.1%
Sprint Nextel Corp.	227,548	4,253
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Class B (a)(h)	143,778	2,183
TOTAL COMMON STOCKS (Cost $32,212)		31,272
Nonconvertible Preferred Stocks - 0.0%

Automotive - 0.0%
Cambridge Industries, Inc. (liquidation trust) (Cost $0)	2,303,017	23
Floating Rate Loans - 7.8%
	Principal Amount (000s)	Value (Note 1) (000s)
Air Transportation - 0.3%
UAL Corp.:
Tranche B, term loan 9.25% 2/1/12 (e)	$ 8,654	$ 8,741
Tranche DD, term loan 9.125% 2/1/12 (e)	1,236	1,249
US Airways Group, Inc. term loan 8.8669% 3/31/11 (e)	1,500	1,508
		11,498
Automotive - 0.1%
Lear Corp. term loan 7.8779% 4/25/12 (e)	5,000	4,994
Cable TV - 1.1%
Charter Communications Operating LLC Tranche B, term loan 8.005% 4/28/13 (e)	21,818	21,982
CSC Holdings, Inc. Tranche B, term loan 7.148% 3/29/13 (e)	21,940	21,926
Olympus Cable Holdings LLC Tranche A, term loan 9.5% 6/30/10 (e)	1,800	1,746
		45,654
Chemicals - 0.4%
Hexion Specialty Chemicals, Inc. term loan 7.3741% 5/5/13 (e)	14,963	14,925
Diversified Financial Services - 0.2%
The NASDAQ Stock Market, Inc.:
Tranche B, term loan 7.0704% 4/18/12 (e)	6,217	6,217
Tranche C, term loan 7.0646% 4/18/12 (e)	3,604	3,604
		9,821
Electric Utilities - 0.5%
NRG Energy, Inc.:
Credit-Linked Deposit 7.3669% 2/1/13 (e)	1,896	1,907
term loan 7.3669% 2/1/13 (e)	8,273	8,325
Riverside Energy Center LLC:
term loan 9.6256% 6/24/11 (e)	8,988	9,212
Credit-Linked Deposit 9.6256% 6/24/11 (e)	425	433
		19,877
Energy - 0.2%
Coffeyville Resources LLC Tranche 2, term loan 12.125% 7/8/13 (e)	8,540	8,796
Gaming - 0.5%
Venetian Macau Ltd. Tranche B, term loan:
5/26/12 (g)	6,667	6,633
8.12% 5/26/13 (e)	13,333	13,367
		20,000
Floating Rate Loans - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Healthcare - 0.8%
DaVita, Inc. Tranche B, term loan 7.4253% 10/5/12 (e)	$ 27,368	$ 27,470
LifeCare Holdings, Inc. term loan 7.57% 8/11/12 (e)	9,929	8,986
		36,456
Paper - 1.3%
Boise Cascade Holdings LLC Tranche D, term loan 7.1083% 10/26/11 (e)	4,218	4,239
Georgia-Pacific Corp.:
Tranche 2, term loan 8.39% 12/23/13 (e)	17,140	17,354
Tranche B1, term loan 7.3851% 12/23/12 (e)	33,745	33,935
		55,528
Services - 0.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 6.63% 4/19/12 (e)	12,921	12,857
West Corp. term loan 8.07% 10/24/13 (e)	10,000	10,000
		22,857
Super Retail - 0.9%
Michaels Stores, Inc. Tranche B, term loan 8.375% 10/31/13 (e)	10,000	10,038
Toys 'R' US, Inc. term loan 8.32% 12/9/08 (e)	30,000	30,075
		40,113
Technology - 1.0%
Open Text Corp. term loan 7.9% 10/2/13 (e)	3,580	3,598
Sanmina-SCI Corp. term loan 7.88% 1/31/08 (e)	1,790	1,792
SunGard Data Systems, Inc. Tranche B, term loan 7.9994% 2/10/13 (e)	37,905	38,237
		43,627
Telecommunications - 0.0%
Leap Wireless International, Inc. Tranche B, term loan 8.1169% 6/16/13 (e)	1,646	1,660
TOTAL FLOATING RATE LOANS (Cost $334,645)		335,806
Money Market Funds - 5.7%
	Shares
Fidelity Cash Central Fund, 5.34% (b) (Cost $246,709)	246,709,251	246,709
Cash Equivalents - 0.2%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements in a joint trading account at 5.3%, dated 10/31/06 due 11/1/06 (Collateralized by U.S. Treasury Obligations) # (Cost $10,000)	$ 10,001	$ 10,000
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $4,206,292)		4,278,487
NET OTHER ASSETS - 0.8%		34,130
NET ASSETS - 100%		$ 4,312,617
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $973,311,000 or 22.6% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Non-income producing - Issuer is in default.

(g) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $6,667,000 and $6,633,000 respectively. The coupon rate will be determined at time of settlement.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,251,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97	$ 5,807
Trivest 1992 Special Fund Ltd.	7/30/92	$ -
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$10,000,000 due 11/01/06 at 5.30%
BNP Paribas Securities Corp.	$ 5,460
Banc of America Securities LLC	1,408
Barclays Capital, Inc.	3,132
$ 10,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 8,223
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	87.5%
Canada	4.0%
Bermuda	3.1%
Netherlands	1.5%
Others (individually less than 1%)	3.9%
100.0%
Income Tax Information

At April 30, 2006, the fund had a capital loss carryforward of approximately $897,498,000 of which $158,032,000, $461,978,000 and $277,488,000 will expire on April 30, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2006

Assets
Investment in securities, at value (including repurchase agreements of $10,000) - See accompanying schedule: Unaffiliated issuers (cost $3,959,583)	$ 4,031,778
Fidelity Central Funds (cost $246,709)	246,709
Total Investments (cost $4,206,292)		$ 4,278,487
Cash		491
Receivable for investments sold		11,593
Receivable for fund shares sold		5,935
Interest receivable		78,077
Other receivables		86
Total assets		4,374,669

Liabilities
Payable for investments purchased	$ 55,065
Payable for fund shares redeemed	1,405
Distributions payable	2,897
Accrued management fee	2,002
Other affiliated payables	616
Other payables and accrued expenses	67
Total liabilities		62,052

Net Assets		$ 4,312,617
Net Assets consist of:
Paid in capital		$ 5,096,659
Undistributed net investment income		36,585
Accumulated undistributed net realized gain (loss) on investments		(892,822)
Net unrealized appreciation (depreciation) on investments		72,195
Net Assets, for 482,664 shares outstanding		$ 4,312,617
Net Asset Value, offering price and redemption price per share ($4,312,617 ÷ 482,664 shares)		$ 8.94

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2006

Investment Income
Dividends		$ 46
Interest		154,285
Income from Fidelity Central Funds		8,223
Total income		162,554

Expenses
Management fee	$ 11,217
Transfer agent fees	3,014
Accounting fees and expenses	544
Custodian fees and expenses	33
Independent trustees' compensation	7
Registration fees	66
Audit	68
Legal	9
Miscellaneous	7
Total expenses before reductions	14,965
Expense reductions	(137)	14,828
Net investment income		147,726
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		6,294
Change in net unrealized appreciation (depreciation) on investment securities		19,240
Net gain (loss)		25,534
Net increase (decrease) in net assets resulting from operations		$ 173,260

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2006	Year ended April 30, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 147,726	$ 231,923
Net realized gain (loss)	6,294	16,353
Change in net unrealized appreciation (depreciation)	19,240	59,713
Net increase (decrease) in net assets resulting from operations	173,260	307,989
Distributions to shareholders from net investment income	(137,346)	(230,109)
Share transactions Proceeds from sales of shares	791,633	978,021
Reinvestment of distributions	121,831	199,616
Cost of shares redeemed	(352,652)	(568,145)
Net increase (decrease) in net assets resulting from share transactions	560,812	609,492
Redemption fees	279	148
Total increase (decrease) in net assets	597,005	687,520

Net Assets
Beginning of period	3,715,612	3,028,092
End of period (including undistributed net investment income of $36,585 and undistributed net investment income of $26,205, respectively)	$ 4,312,617	$ 3,715,612
Other Information Shares
Sold	90,051	110,778
Issued in reinvestment of distributions	13,806	22,598
Redeemed	(40,245)	(64,494)
Net increase (decrease)	63,612	68,882

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31,	Years ended April 30,
	2006	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 8.87	$ 8.65	$ 8.87	$ 8.36	$ 8.08	$ 9.25
Income from Investment Operations
Net investment income D	.330	.614	.629	.672	.674	.836 I
Net realized and unrealized gain (loss)	.046	.216	(.174)	.534	.219	(1.211) I
Total from investment operations	.376	.830	.455	1.206	.893	(.375)
Distributions from net investment income	(.307)	(.610)	(.676)	(.699)	(.616)	(.802)
Redemption fees added to paid in capital D	.001	- H	.001	.003	.003	.007
Net asset value, end of period	$ 8.94	$ 8.87	$ 8.65	$ 8.87	$ 8.36	$ 8.08
Total Return B,C	4.35%	9.85%	5.18%	14.84%	12.15%	(3.86)%
Ratios to Average Net Assets E,G
Expenses before reductions	.75% A	.77%	.77%	.77%	.79%	.76%
Expenses net of fee waivers, if any	.75% A	.77%	.77%	.77%	.79%	.76%
Expenses net of all reductions	.75% A	.76%	.77%	.77%	.79%	.76%
Net investment income	7.45% A	6.97%	7.07%	7.67%	8.82%	9.90% I
Supplemental Data
Net assets, end of period (in millions)	$ 4,313	$ 3,716	$ 3,028	$ 2,921	$ 2,345	$ 1,552
Portfolio turnover rate F	33% A	40%	65%	84%	81%	69%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expense of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amount represents less than $.001 per share.

I As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended April 30, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $0.045 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 10.44% to 9.90%. The reclassification has no impact on the net assets of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2006

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity High Income Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date.

Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 135,876
Unrealized depreciation	(49,036)
Net unrealized appreciation (depreciation)	$ 86,840
Cost for federal income tax purposes	$ 4,191,647

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

1. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $1,334,480 and $592,366, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Accounting Fees. FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $5 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $29 and $108, respectively.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 45% of the total outstanding shares of the fund.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. In addition, FMR has agreed to reimburse related legal expenses. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and the Shareholders of Fidelity High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity High Income Fund (a fund of Fidelity Fixed-Income Trust) at October 31, 2006, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity High Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 21, 2006

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity High Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity High Income Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for the one-year period, the second quartile for the three-year period, and the third quartile for the five-year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return compared favorably to its benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 29% means that 71% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity High Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's total expenses ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SPH-USAN-1206
1.784853.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Fixed-Income Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 22, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	December 22, 2006